As filed with the Securities and Exchange Commission on March 3, 2022

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07717

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

(Exact Name of Registrant as Specified in Charter)

1801 California St., Suite 5200, Denver, Colorado 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-888-233-4339

Dennis P. Gallagher, Esq., 1801 California St., Suite 5200, Denver, Colorado 80202

(Name and Address of Agent for Service)

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1:	Report(s) to Shareholders.

(a)	The Annual Report is attached.

TRANSAMERICA VARIABLE FUNDS

TRANSAMERICA ASSET

ALLOCATION VARIABLE FUNDS

Annual Report

December 31, 2021

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a Fund’s investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

This report is not to be construed as an offering for sale of any contracts participating in the Subaccounts (Series) of the Transamerica Variable Funds or the Transamerica Asset Allocation Variable Funds, or as a solicitation of an offer to buy contracts unless preceded by or accompanied by a current prospectus which contains complete information about charges and expenses.

This report consists of the annual report of the Transamerica Asset Allocation Variable Funds and the annual report of the Calvert VP SRI Balanced Portfolio.

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Transamerica Asset Allocation Variable Funds is included in the applicable Statements of Additional Information which are available without charge, upon request: (i) by calling 1-800-755-5801; or (ii) on the SEC’s website at www.sec.gov. In addition, the Transamerica Asset Allocation Variable Funds are required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2021, is available without charge, upon request by calling 1-800-851-9777 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Transamerica Asset Allocation Variable Funds will file with the SEC a complete schedule of their monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

440 Mamaroneck Avenue

Harrison, New York 10528

To Contract Holders with Interests in the

Transamerica Variable Funds:

We are pleased to present the most recent annual report for the Calvert VP SRI Balanced Portfolio. As required under applicable law, we are sending this annual report to contract holders of Group Variable Annuity Contracts issued by Transamerica Financial Life Insurance Company with unit interests in the Calvert Series Subaccount of the Transamerica Variable Funds, which invests its assets in the Calvert VP SRI Balanced Portfolio, a series of Calvert Variable Series, Inc.

Please call your retirement plan administrator, Transamerica Retirement Solutions, LLC, at (800) 755-5801 if you have any questions regarding these reports.

Dear Contract Holder,

On behalf of Transamerica Asset Allocation Variable Funds, we would like to thank you for your continued support and confidence in our products as we look forward to continuing to serve you and your financial professional in the future. We value the trust you have placed in us.

This annual report provides you with information about the investments of your Subaccounts(s) during the fiscal year. The Securities and Exchange Commission requires that annual and semi-annual reports be made available to all contract holders invested in the Subaccount(s), and we believe it to be an important part of the investment process. This report provides detailed information about your Subaccounts(s) for the 12-month period ended December 31, 2021.

We believe it is important to understand market conditions over the last fiscal year of the Subaccounts to provide a context for reading this report. The period began with equity prices near all-time highs following the immense levels of economic and market volatility created during the first year of the COVID-19 global pandemic. As the year progressed vaccines displayed strong effectiveness in helping to reduce virus cases and the market benefitted from a combination of strong corporate earnings growth and continuing accommodative monetary policy from the Federal Reserve (“Fed”). This enabled major stock indexes to reach new highs throughout the year, and with the Fed providing large amounts of liquidity to the bond markets on a monthly basis, short term rates remained close to zero and the 10-year U.S. Treasury yield peaked at 1.74% at the end of March 2021 before declining to finish the year at 1.52%.

The U.S. economy exhibited strong economic growth in the first two quarters of 2021, and by mid-year aggregate real gross domestic product (“GDP”) had fully recovered to pre-pandemic levels. However, inflation began to emerge and by late spring the change in the Consumer Price Index (“CPI”) reached rates not seen in decades. In the summer months global supply chain constraints emerged, driven in part by worker shortages, further exacerbating inflation. By November, the CPI increase had risen to 6.9% on an annualized basis for its highest reading in 39 years.

Credit markets showed strong and continued improvement throughout the year, and by the fourth quarter high yield default rates had fallen to record low levels. This was reflected in narrowing credit spreads throughout the year, with differentials in yield between both high yield and investment grade credit to comparable maturity Treasury bonds declining to multi-year lows.

The year ended with the onset of the Omicron variant driving COVID-19 case trends dramatically higher and to record levels. This increase in virus cases was perceived to be inflationary due to its impact on worker shortages. At its December meeting the Fed changed perspective, admitting that inflation was not “transitory” and warranted tighter monetary policy, in terms of both interest rates and the removal of open market purchases in the year ahead. As a result, investors began to look forward to the New Year with expectations of continuing inflation and higher interest rates.

For the one-year period ended December 31, 2021, the S&P 500® Index returned 28.71% while the MSCI EAFE Index, representing international developed market equities, returned 11.78%. During the same period, the Bloomberg US Aggregate Bond Index returned -1.54%. Please keep in mind that it is important to maintain a diversified portfolio as investment returns have historically been difficult to predict.

In addition to your active involvement in the investment process, we firmly believe that a financial professional is a key resource to help you build a complete picture of your current and future financial needs. Financial professionals are familiar with the market’s history, including long-term returns and volatility of various asset classes. With your financial professional, you can develop an investment program that incorporates factors such as your goals, your investment timeline and your risk tolerance.

Please contact your financial professional if you have any questions about the contents of this report, and thanks again for the confidence you have placed in us.

Sincerely,

Marijn Smit

President & Chief Executive Officer

Transamerica Asset Allocation Variable Funds

Tom Wald, CFA

Chief Investment Officer

Transamerica Asset Allocation Variable Funds

Bloomberg US Aggregate Bond Index: Measures investment grade, U.S. dollar denominated, fixed-rate taxable bonds, including Treasuries, government-related and corporate securities, as well as both mortgage- and asset-backed securities.

MSCI EAFE Index: A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada.

S&P 500® Index: A market-capitalization weighted index of 500 large U.S. companies with common stock listed on the New York Stock Exchange or NASDAQ Stock Market.

The views expressed in this report reflect those of the portfolio managers only and may not necessarily represent the views of Transamerica Asset Allocation Variable Funds. These views are as of the date of this report and subject to change based upon market conditions. These views should not be relied upon as investment advice and are not indicative of trading intent on behalf of Transamerica Asset Allocation Variable Funds. Investing involves risk, including potential loss of principal. The performance data presented represents past performance and does not guarantee future results. Indexes are unmanaged and it is not possible to invest directly in an index.

Disclosure of Expenses

(unaudited)

UNIT HOLDER EXPENSES

Transamerica Asset Allocation Variable Funds (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate investment account established by Transamerica Financial Life Insurance Company, Inc. (“TFLIC”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by TFLIC. Each Subaccount invests in underlying subaccounts of Transamerica Variable Funds (“TVF”), a unit investment trust. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July 1, 2021, and held for the entire six-month period until December 31, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expenses		Hypothetical Expenses (A)
Subaccount	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period (B)	Ending Account Value December 31, 2021	Expenses Paid During Period (B)	Net Annualized Expense Ratio (C) (D)
Transamerica Asset Allocation – Short Horizon Subaccount	$1,000.00	$1,005.20	$1.01	$1,024.20	$1.02	0.20%
Transamerica Asset Allocation – Intermediate Horizon Subaccount	1,000.00	1,018.10	1.02	1,024.20	1.02	0.20
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount	1,000.00	1,022.70	1.02	1,024.20	1.02	0.20

(A)	5% return per year before expenses.

(B)	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).

(C)	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.

(D)	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six-months which may differ from the net expense ratio displayed in the Financial Highlights that covers a twelve-month period.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Schedules of Investments Composition

At December 31, 2021

(unaudited)

Transamerica Asset Allocation – Short Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	89.1%
U.S. Equity Funds	8.5
International Equity Fund	2.2
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Fixed Income Funds	47.2%
U.S. Equity Funds	39.9
International Equity Fund	12.7
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

Asset Allocation	Percentage of Net Assets
U.S. Equity Funds	54.1%
U.S. Fixed Income Funds	27.9
International Equity Fund	17.8
Money Market Fund	0.2
Net Other Assets (Liabilities)	(0.0)*
Total	100.0%

*	Percentage rounds to less than 0.1% or (0.1)%.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Transamerica Asset Allocation – Short Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 2.2%
Transamerica Variable International Equity (A) (B)	4,258	$126,345

Money Market Fund - 0.2%
Transamerica Variable Government Money Market, 0.00% (A) (B) (C)	540	11,563

U.S. Equity Funds - 8.5%
Transamerica Variable Large Growth (A) (B)	594	173,707
Transamerica Variable Large Value Opportunities (A) (B)	1,500	200,127
Transamerica Variable Small Cap Growth (A) (B)	4,321	61,893
Transamerica Variable Small Cap Value (A) (B)	3,860	65,454

		501,181

U.S. Fixed Income Funds - 89.1%
Transamerica Variable High Quality Bond (A) (B)	49,292	919,229

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	15,300	$ 630,162
Transamerica Variable Inflation-Protected Securities (A) (B)	30,258	971,883
Transamerica Variable Intermediate Bond (A) (B)	52,039	2,714,322

		5,235,596

Total Investment Companies (Cost $5,125,520)		5,874,685

Total Investments (Cost $5,125,520)		5,874,685
Net Other Assets (Liabilities) - (0.0)% (D)		(993)

Net Assets - 100.0%		$5,873,692

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$5,874,685	$—	$—	$5,874,685

Total Investments	$5,874,685	$—	$—	$5,874,685

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at December 31, 2021.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the year ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Transamerica Asset Allocation – Intermediate Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 12.7%
Transamerica Variable International Equity (A) (B)	76,716	$2,276,497

Money Market Fund - 0.2%
Transamerica Variable Government Money Market, 0.00% (A) (B) (C)	1,906	40,778

U.S. Equity Funds - 39.9%
Transamerica Variable Large Growth (A) (B)	8,800	2,574,891
Transamerica Variable Large Value Opportunities (A) (B)	20,753	2,768,561
Transamerica Variable Small Cap Growth (A) (B)	62,716	898,366
Transamerica Variable Small Cap Value (A) (B)	53,153	901,219

		7,143,037

U.S. Fixed Income Funds - 47.2%
Transamerica Variable High Quality Bond (A) (B)	73,309	1,367,117

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	25,159	$ 1,036,237
Transamerica Variable Inflation-Protected Securities (A) (B)	63,241	2,031,294
Transamerica Variable Intermediate Bond (A) (B)	77,159	4,024,562

		8,459,210

Total Investment Companies (Cost $13,566,113)		17,919,522

Total Investments (Cost $13,566,113)		17,919,522
Net Other Assets (Liabilities) - (0.0)% (D)		(3,007)

Net Assets - 100.0%		$17,916,515

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$17,919,522	$—	$—	$17,919,522

Total Investments	$17,919,522	$—	$—	$17,919,522

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at December 31, 2021.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the year ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENT COMPANIES - 100.0%
International Equity Fund - 17.8%
Transamerica Variable International Equity (A) (B)	216,168	$6,414,673

Money Market Fund - 0.2%
Transamerica Variable Government Money Market, 0.00% (A) (B) (C)	3,364	71,993

U.S. Equity Funds - 54.1%
Transamerica Variable Large Growth (A) (B)	23,871	6,984,308
Transamerica Variable Large Value Opportunities (A) (B)	57,159	7,625,174
Transamerica Variable Small Cap Growth (A) (B)	174,001	2,492,437
Transamerica Variable Small Cap Value (A) (B)	139,861	2,371,392

		19,473,311

U.S. Fixed Income Funds - 27.9%
Transamerica Variable High Quality Bond (A) (B)	37,058	691,090

	Shares	Value
INVESTMENT COMPANIES (continued)
U.S. Fixed Income Funds (continued)
Transamerica Variable High Yield Bond (A) (B)	33,345	$ 1,373,390
Transamerica Variable Inflation-Protected Securities (A) (B)	91,548	2,940,503
Transamerica Variable Intermediate Bond (A) (B)	96,468	5,031,691

		10,036,674

Total Investment Companies (Cost $23,119,357)		35,996,651

Total Investments (Cost $23,119,357)		35,996,651
Net Other Assets (Liabilities) - (0.0)% (D)		(6,036)

Net Assets - 100.0%		$35,990,615

INVESTMENT VALUATION:

Valuation Inputs (E)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$35,996,651	$—	$—	$35,996,651

Total Investments	$35,996,651	$—	$—	$35,996,651

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in Transamerica Variable Funds. Affiliated interest income, dividend income, realized and unrealized gains (losses), if any, are broken out within the Statements of Operations.
(B)	Non-income producing securities.
(C)	Rate disclosed reflects the yield at December 31, 2021.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	There were no transfers in or out of Level 3 during the year ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2021

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Assets:
Affiliated investments, at value (A)	$5,874,685	$17,919,522	$35,996,651
Receivables and other assets:
Affiliated investments sold	888	1,362	43,894
Units sold	676	6,285	10,693
Total assets	5,876,249	17,927,169	36,051,238

Liabilities:
Payables and other liabilities:
Affiliated investments purchased	676	6,285	52,529
Units redeemed	888	1,362	2,058
Investment advisory fees	993	3,007	6,036
Total liabilities	2,557	10,654	60,623
Net assets	$5,873,692	$17,916,515	$35,990,615

Net assets consist of:
Costs of accumulation units	$(403,770)	$(3,063,138)	$2,846,150
Total distributable earnings (accumulated losses)	6,277,462	20,979,653	33,144,465
Net assets	$5,873,692	$17,916,515	$35,990,615
Accumulation units	226,239	493,730	867,322
Unit value	$25.96	$36.29	$41.50

(A) Affiliated investments, at cost	$5,125,520	$13,566,113	$23,119,357

STATEMENTS OF OPERATIONS

For the year ended December 31, 2021

	Short Horizon	Intermediate Horizon	Intermediate/Long Horizon
Investment Income:
Interest income from affiliated investments	$40	$—	$—

Expenses:
Investment advisory fees	12,194	35,496	71,656

Net investment income (loss)	(12,154)	(35,496)	(71,656)

Net realized gain (loss) on:
Affiliated investments	225,135	1,252,933	2,179,549

Net change in unrealized appreciation (depreciation) on:
Affiliated investments	(113,796)	330,815	1,973,023
Net realized and change in unrealized gain (loss)	111,339	1,583,748	4,152,572
Net increase (decrease) in net assets resulting from operations	$99,185	$1,548,252	$4,080,916

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

STATEMENTS OF CHANGES IN NET ASSETS

For the years ended:

	Short Horizon		Intermediate Horizon		Intermediate/Long Horizon
	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2021	December 31, 2020
From operations:
Net investment income (loss)	$(12,154)	$(12,408)	$(35,496)	$(32,380)	$(71,656)	$(61,300)
Net realized gain (loss)	225,135	216,336	1,252,933	2,030,025	2,179,549	5,623,095
Net change in unrealized appreciation (depreciation)	(113,796)	246,983	330,815	157,767	1,973,023	(712,091)
Net increase (decrease) in net assets resulting from operations	99,185	450,911	1,548,252	2,155,412	4,080,916	4,849,704

Unit transactions:
Units sold	331,796	1,292,008	1,248,572	1,528,988	1,942,982	2,466,468
Units redeemed	(1,107,003)	(1,169,591)	(2,168,930)	(3,083,063)	(3,927,840)	(5,397,715)
Net increase (decrease) in net assets resulting from unit transactions	(775,207)	122,417	(920,358)	(1,554,075)	(1,984,858)	(2,931,247)
Net increase (decrease) in net assets	(676,022)	573,328	627,894	601,337	2,096,058	1,918,457

Net assets:
Beginning of year	6,549,714	5,976,386	17,288,621	16,687,284	33,894,557	31,976,100
End of year	$5,873,692	$6,549,714	$17,916,515	$17,288,621	$35,990,615	$33,894,557

Unit transactions - shares:
Units sold	12,926	53,149	35,516	52,842	48,632	80,960
Units redeemed	(43,066)	(47,897)	(61,605)	(105,974)	(97,456)	(171,707)
Net increase (decrease)	(30,140)	5,252	(26,089)	(53,132)	(48,824)	(90,747)

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

FINANCIAL HIGHLIGHTS

For a unit outstanding during the years indicated:	Short Horizon
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Unit value, beginning of year	$25.55	$23.80	$21.87	$22.46	$21.56

Investment operations:
Net investment income (loss) (A)	(0.05)	(0.05)	(0.05)	(0.04)	(0.04)
Net realized and unrealized gain (loss)	0.46	1.80	1.98	(0.55)	0.94
Total investment operations	0.41	1.75	1.93	(0.59)	0.90

Unit value, end of year	$25.96	$25.55	$23.80	$21.87	$22.46
Total return	1.63%	7.35%	8.80%	(2.62)%	4.19%

Ratio and supplemental data:
Net assets end of year (000’s)	$5,874	$6,550	$5,976	$5,614	$5,817
Expenses to average net assets (B)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	27%	58%	36%	44%	34%

(A)	Calculated based on average number of units outstanding.
(B)	Does not include expenses of the underlying investments in which the Subaccount invests.

For a unit outstanding during the years indicated:	Intermediate Horizon
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Unit value, beginning of year	$33.26	$29.13	$25.32	$26.91	$24.28

Investment operations:
Net investment income (loss) (A)	(0.07)	(0.06)	(0.06)	(0.05)	(0.05)
Net realized and unrealized gain (loss)	3.10	4.19	3.87	(1.54)	2.68
Total investment operations	3.03	4.13	3.81	(1.59)	2.63

Unit value, end of year	$36.29	$33.26	$29.13	$25.32	$26.91
Total return	9.11%	14.19%	15.04%	(5.92)%	10.84%

Ratio and supplemental data:
Net assets end of year (000’s)	$17,917	$17,289	$16,687	$15,038	$17,618
Expenses to average net assets (B)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	38%	73%	23%	37%	40%

(A)	Calculated based on average number of units outstanding.
(B)	Does not include expenses of the underlying investments in which the Subaccount invests.

For a unit outstanding during the years indicated:	Intermediate/Long Horizon
	December 31, 2021	December 31, 2020	December 31, 2019	December 31, 2018	December 31, 2017
Unit value, beginning of year	$37.00	$31.76	$26.82	$29.04	$25.48

Investment operations:
Net investment income (loss) (A)	(0.08)	(0.06)	(0.06)	(0.06)	(0.05)
Net realized and unrealized gain (loss)	4.58	5.30	5.00	(2.16)	3.61
Total investment operations	4.50	5.24	4.94	(2.22)	3.56

Unit value, end of year	$41.50	$37.00	$31.76	$26.82	$29.04
Total return	12.16%	16.50%	18.40%	(7.65)%	13.97%

Ratio and supplemental data:
Net assets end of year (000’s)	$35,991	$33,895	$31,976	$27,015	$31,431
Expenses to average net assets (B)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (loss) to average net assets	(0.20)%	(0.20)%	(0.20)%	(0.20)%	(0.20)%
Portfolio turnover rate	25%	71%	25%	30%	25%

(A)	Calculated based on average number of units outstanding.
(B)	Does not include expenses of the underlying investments in which the Subaccount invests.

The Notes to Financial Statements are an integral part of this report.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

NOTES TO FINANCIAL STATEMENTS

At December 31, 2021

1. ORGANIZATION

Transamerica Asset Allocation Variable Funds (the “Separate Account”), is a non-diversified separate account of Transamerica Financial Life Insurance Company (“TFLIC”), and is registered as a management investment company under the Investment Company Act of 1940, as amended. The Separate Account applies investment company accounting and reporting guidance. The Separate Account is composed of three different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows. Each Subaccount invests substantially all of its investable assets among certain Transamerica Variable Funds (“TVF”). Certain TVF subaccounts invest substantially all of their investable assets in underlying series of Transamerica Funds (each a “Fund” and collectively, the “Funds”).

Subaccount
Transamerica Asset Allocation – Short Horizon Subaccount (“Short Horizon”)
Transamerica Asset Allocation – Intermediate Horizon Subaccount (“Intermediate Horizon”)
Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount (“Intermediate/Long Horizon”)

The only shareholders of the Separate Account are contract holders of the affiliated insurance company variable life and annuity contracts.

Transamerica Asset Management, Inc. (“TAM”) serves as investment adviser for the Subaccounts pursuant to an investment advisory agreement. TAM provides continuous and regular investment advisory services to the Subaccounts. TAM supervises each Subaccount’s investments and conducts its investment program.

TAM is responsible for all aspects of the day-to-day management of the Subaccounts.

TAM’s investment management services also include the provision of supervisory and administrative services to the Subaccounts. These services include performing certain administrative services for the Subaccounts and supervising and overseeing the administrative, clerical, recordkeeping and bookkeeping services provided to the Subaccounts by State Street Bank and Trust Company (“State Street”), to whom TAM has outsourced the provision of certain services as described below: to the extent agreed upon by TAM and the Subaccounts from time to time, monitoring and verifying the custodian’s daily calculation of the Net Asset Values (“NAV”); shareholder relations functions; compliance services; valuation services; assisting in due diligence and in the oversight and monitoring of certain activities of sub-advisers and certain aspects of Subaccount investments; assisting with Subaccount combinations and liquidations: oversight of the preparation and filing, and review, of all returns and reports, in connection with federal, state and local taxes; oversight and review of regulatory reporting; supervising and coordinating the Subaccounts’ custodian and dividend disbursing agent and monitoring their services to the Subaccounts; assisting the Subaccounts in preparing reports to shareholders; acting as liaison with the Subaccounts’ independent public accountants and providing, upon request, analyses, fiscal year summaries and other audit related services; assisting in the preparation of agendas and supporting documents for and minutes of meetings of trustees and committees of trustees; assisting in the preparation of regular communications with the trustees; and providing personnel and office space, telephones and other office equipment as necessary in order for TAM to perform supervisory and administrative services to the Subaccounts.

For each of the Funds, TAM currently acts as a “manager of managers” and has hired sub-advisers to furnish day-to-day investment advice and recommendations to the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures. The following is a summary of significant accounting policies followed by the Subaccounts.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gain (loss) is from investments in units of investment companies.

Operating expenses: The Separate Account accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount will indirectly bear the fees and expenses reflected in the corresponding TVF unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Indemnification: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2021

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding TVF subaccount is valued at the TVF unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1—Unadjusted quoted prices in active markets for identical securities.

Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using NAV per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Subaccounts’ investments at December 31, 2021, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among certain TVF subaccounts and the TVF subaccounts invest all of their investable assets in the Funds. The summary of the inputs used for valuing each Fund’s assets carried at fair value is discussed in the Investment Valuation section of the Funds’ Notes to Financial Statements. Descriptions of the valuation techniques applied to the Subaccounts’ significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. RISK FACTOR

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please reference the Subaccounts’ prospectus for a more complete discussion of the following risk(s), as well as other risks of investing in the Subaccounts.

Market risk: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may go down.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2021

4. RISK FACTOR (continued)

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Subaccount’s investments, impair a Subaccount’s ability to satisfy redemption requests, and negatively impact a Subaccount’s performance.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

TAM, the Subaccounts’ investment adviser, is directly owned by Transamerica Life Insurance Company (“TLIC”) and AUSA Holding, LLC (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

The Subaccounts purchase interests in the TVF, which in turn, purchase interests in the Funds. The net assets of the Subaccounts will reflect the investment management fee and other expenses incurred by the Funds. TAM serves as the investment manager to each Fund.

All Subaccount holdings in investment companies are considered affiliated. Realized and unrealized gains (losses) are broken out within the Statements of Operations.

Investment advisory fees: TAM provides general investment advice to each Subaccount pursuant to the investment advisory agreement. For its services, each Subaccount pays advisory fees accrued daily and payable monthly, at an annual rate equal to 0.20% of each Subaccount’s daily average net assets.

TFLIC is the legal holder of the assets in the Subaccounts and will at all times maintain assets in the Subaccounts with a total market value of at least equal to the contract liabilities for the Subaccounts.

Certain managing board members and officers of TFLIC are also trustees, officers, or employees of TAM or its affiliates. No interested managing board member, who is deemed an interested person due to current or former service with TAM or an affiliate of TAM receives compensation from the Separate Account. Similarly, none of the Separate Account’s officers or interested trustees receive compensation from the Subaccounts. The independent board members of TFLIC are also trustees of the Funds, for which they receive fees.

Deferred compensation plan: Effective September 23, 2021, the Board has approved the termination of the deferred compensation plan. Payments will be made to applicable current and former Board members consistent with Section 409A of the Code. Under a non-qualified deferred compensation plan effective January 1, 1996, as amended and restated January 1, 2010, available to the trustees, compensation may be deferred that would otherwise be payable by the Separate Account to an independent trustee on a current basis for services rendered as trustee. Deferred compensation amounts will accumulate based on the value of the investment option, as elected by the trustee.

Brokerage commissions: The Subaccounts incurred no brokerage commissions on security transactions placed with affiliates of the investment manager or sub-adviser(s) for the year ended December 31, 2021.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

NOTES TO FINANCIAL STATEMENTS (continued)

At December 31, 2021

6. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2021, the cost of securities purchased and proceeds from securities sold (excluding short-term securities) are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Short Horizon	$1,640,067	$2,427,467
Intermediate Horizon	6,656,915	7,612,434
Intermediate/Long Horizon	8,997,872	11,053,910

7. FEDERAL INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of TFLIC, a wholly-owned subsidiary of Aegon USA. TFLIC does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charges are currently being deducted from the Separate Account for federal income tax purposes. The Subaccounts recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. The Subaccounts’ tax returns remain subject to examination by the Internal Revenue Service and state tax authorities three years from the date of filing for federal purposes and four years from the date of filing for state purposes. Management has evaluated the Subaccounts’ tax provisions taken for all open tax years, and has concluded that no provision for income tax is required in the Subaccounts’ financial statements. If applicable, the Subaccounts recognize interest accrued related to unrecognized tax benefits in relation to interest and penalties expense in Other within the Statements of Operations. The Subaccounts identify their major tax jurisdictions as U.S. Federal, the state of Colorado, and foreign jurisdictions where the Subaccounts make significant investments; however, the Subaccounts are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

8. LEGAL PROCEEDINGS

On September 30, 2020, Transamerica Asset Management, Inc. (“TAM”), the investment manager of the funds, entered into a settlement with the Securities and Exchange Commission (the “SEC”) relating to expense recaptures. The recaptures at issue, which TAM self-reported to the SEC, involved amounts previously voluntarily waived and/or reimbursed to four money market funds to prevent the funds from experiencing a negative yield. In some cases recaptures under the voluntary yield waiver arrangements exceeded contractual expense limits. The recaptured amounts were not reflected in the funds’ prospectus fee tables. The funds involved were Transamerica Government Money Market, Transamerica BlackRock Government Money Market VP, Transamerica Partners Government Money Market and Transamerica Partners Institutional Government Money Market. The two Transamerica Partners Government Money Market funds reorganized into Transamerica Government Money Market in October of 2017.

Under the settlement order, TAM agreed to pay affected fund investors approximately $5.3 million in disgorgement and approximately $690,000 in prejudgment interest. These amounts represent expenses incurred above the applicable expense limit (plus interest). TAM was also censured and ordered to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. The settlement order imposes no civil penalty on TAM based upon TAM having self-reported the matter, the prompt remedial steps taken by TAM, and TAM’s cooperation in the SEC staff’s investigation. The settlement order does not affect TAM’s ability to manage the funds.

The foregoing is only a brief summary of the settlement order. A copy of the settlement order is available on the SEC’s website at https://www.sec.gov.

The settlement had no impact on the Subaccounts’ financial statements.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Financial Life Insurance Company and the Contract holders of Transamerica Asset Allocation Variable Funds

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Transamerica Asset Allocation Variable Funds (the “Separate Account”) (comprising Transamerica Asset Allocation – Short Horizon Subaccount, Transamerica Asset Allocation – Intermediate Horizon Subaccount and Transamerica Asset Allocation – Intermediate/Long Horizon Subaccount) (collectively referred to as the “Subaccounts”), including the schedule of investments, as of December 31, 2021, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Transamerica Asset Allocation Variable Funds at December 31, 2021, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Separate Account’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian and others, or by other appropriate auditing procedures where replies from others were not received. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Transamerica investment companies since 1995.

Boston, Massachusetts

February 25, 2022

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Management of the Trust

Board Members and Officers

The members of the Board (“Board Members”) and executive officers of the Trust are listed below.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with TAM or an affiliate of TAM. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each Fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each Fund and the operation of each Fund by its officers. The Board also reviews the management of each Fund’s assets by the Investment Manager and the sub-advisers.

The Funds are among the funds managed and sponsored by TAM (collectively, “Transamerica Fund Family”). The Transamerica Fund Family consists of (i) Transamerica Funds (“TF”); (ii) Transamerica Series Trust (“TST”); (iii) Transamerica ETF Trust (“TET”) and (iv) Transamerica Asset Allocation Variable Funds (“TAAVF”). The Transamerica Fund Family consists of 118 funds as of the date of this Annual Report. With the exception of Mr. Smit, none of the Board Members serve on the board of trustees of TET. TET is overseen by a separate board of trustees.

The mailing address of each Board Member is c/o Secretary, 1801 California Street, Suite 5200, Denver, Colorado 80202.

Further information about the Trust’s Board Members and Officers is available in the Trust’s Statement of Additional Information, which can be obtained without charge by calling 1-888-233-4339 or visiting the Trust’s website at www.transamerica.com.

The Board Members, their age, their positions with the Trust, and their principal occupations at least for the past five years (their titles may have varied during that period), the number of funds in Transamerica Fund Family the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS
Marijn P. Smit (48)	Chairman of the Board, President and Chief Executive Officer	Since 2014

Chairman of the Board, President and Chief Executive Officer, TF, TST and TAAVF (2014 – present);

Chairman of the Board, President and Chief Executive Officer, TET (2017 – present);

Chairman of the Board, President and Chief Executive Officer, Transamerica Partners Portfolio (“TPP”), Transamerica Partners Funds Group (“TPFG”) and Transamerica Partners Funds Group II (“TPFG II”) (2014 – 2018);

Director, Chairman of the Board, President and Chief Executive Officer, Transamerica Asset Management, Inc. (“TAM”) and Transamerica Fund Services, Inc. (“TFS”) (2014 – present);

Senior Vice President, Transamerica Retirement Solutions LLC (2012 – present);

				118	Director, Massachusetts Fidelity Trust Company (2014 – 2021); Director, Aegon Global Funds (2016 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INTERESTED BOARD MEMBERS — continued
Marijn P. Smit (continued)

Trust Officer, Massachusetts Fidelity Trust Company (2014 – 2021);

President, Investment Solutions, Transamerica Investments & Retirement (2014 – 2016);

Vice President, Transamerica Life Insurance Company (2010 – 2016);

Vice President, Transamerica Premier Life Insurance Company (2010 – 2016);

Senior Vice President, Transamerica Financial Life Insurance Company (2013 – 2016);

Senior Vice President, Transamerica Retirement Advisors, Inc. (2013 – 2016)

and President and Director, Transamerica Stable Value Solutions, Inc. (2010 – 2016).

Alan F. Warrick (73)	Board Member	Since 2012	Board Member, TF, TST and TAAVF (2012 – present); Board Member, TPP, TPFG and TPFG II (2012 – 2018); Senior Advisor, Lovell Minnick Equity Partners (2010 – present); and Retired (2010).	113	N/A
INDEPENDENT BOARD MEMBERS
Sandra N. Bane (69)	Board Member	Since 2008	Retired (1999 – present); Board Member, TF, TST and TAAVF (2008 – present); Board Member, TPP, TPFG and TPFG II (2008 – 2018); and Partner, KPMG (1975 – 1999).	113	Big 5 Sporting Goods (2002 – present); Southern Company Gas (energy services holding company) (2008 – present)
Leo J. Hill (65)	Lead Independent Board Member	Since 2002	Principal, Advisor Network Solutions, LLC (business consulting) (2006 – present); Board Member, TST (2001 – present); Board Member, TF (2002 – present); Board Member, TAAVF (2007 – present);	113	Ameris Bancorp (2013 – present); Ameris Bank (2013 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Leo J. Hill (continued)

Board Member, TPP, TPFG and TPFG II (2007 – 2018);

Market President, Nations Bank of Sun Coast Florida (1998 – 1999);

Chairman, President and Chief Executive Officer, Barnett Banks of Treasure Coast Florida (1994 – 1998);

Executive Vice President and Senior Credit Officer, Barnett Banks of Jacksonville, Florida (1991 – 1994);

and Senior Vice President and Senior Loan Administration Officer, Wachovia Bank of Georgia (1976 – 1991).

Kathleen T. Ives (56)	Board Member	Since 2021	Board Member, TF, TST and TAAVF (2021 – present); Retired (2019 – present); Senior Vice President & Director of Internal Audit (2011-2019), Senior Vice President & Deputy General Counsel (2008 – 2011), OFI Global Asset Management, Inc.	113	Junior Achievement Rocky Mountain (non-profit organization) (2013 – present); Institute of Internal Auditors, Denver Chapter (audit organization) (2017 – 2021)
Lauriann C. Kloppenburg (61)	Board Member	Since 2021	Board Member, TF, TST and TAAVF (2021 – present); Director, Adams Funds (investment companies) (2017 – present); Investment Committee Member, 1991 Office, LLC (family office) (2017 – Present); Executive in Residence and Student Fund Advisory Board Member, Champlain College (2016 – present); Executive in Residence, Bentley University (2015 – 2017); Chief Strategy Officer (2012 – 2013), Chief Investment Officer – Equity Group (2004 – 2012), Loomis Sayles & Company, L.P.	113	Trustees of Donations to the Protestant Episcopal Church (non-profit organization) (2010 – present); Forte Foundation (non-profit organization) (2016 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Fredric A. Nelson III (65)	Board Member	Since 2017	Board Member, TF, TST and TAAVF (2017 – present); Board Member, TPP, TPFG and TPFG II (2017 – 2018); Chief Investment Officer (“CIO”), Commonfund (2011 – 2015); Vice Chairman, CIO, ING Investment Management Americas (2003 – 2009); Managing Director, Head of U.S. Equity, JP Morgan Investment Management (1994 – 2003); and Managing Director, Head of Global Quantitative Investments Group, Bankers Trust Global Investment Management (1981 – 1994).	113	N/A
John E. Pelletier (57)	Board Member	Since 2017

Board Member, TF, TST and TAAVF (2017 – present);

Board Member, TPP, TPFG and TPFG II (2017 – 2018);

Director, Center for Financial Literacy, Champlain College (2010 – present);

Co-Chair, Vermont Financial Literacy Commission with Vermont State Treasurer (2015 – 2018);

Chairman, Vermont Universal Children’s Higher Education Savings Account Program Advisory Committee (2015 – 2021);

Founder and Principal, Sterling Valley Consulting LLC (a financial services consulting firm) (2009 – 2017);

Independent Director, The Sentinel Funds and Sentinel Variable Products Trust (2013 – 2017);

Chief Legal Officer, Eaton Vance Corp. (2007 – 2008);

and Executive Vice President and Chief Operating Officer (2004 – 2007), General Counsel (1997 – 2004), Natixis Global Associates.

				113	N/A

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Name and Age	Position(s) Held with Trust	Term of Office and Length of Time Served*	Principal Occupation(s) During Past Five Years	Number of Funds in Complex Overseen by Board Member	Other Directorships Held By Board Member
INDEPENDENT BOARD MEMBERS — continued
Patricia L. Sawyer (71)	Board Member	Since 2007	Retired (2007 – present); President/Founder, Smith & Sawyer LLC (management consulting) (1989 – 2007); Board Member, TF and TST (2007 – present); Board Member, TAAVF (1993 – present); Board Member, TPP, TPFG and TPFG II (1993 – 2018); and Trustee, Chair of Finance Committee and Chair of Nominating Committee (1987 – 1996), Bryant University.	113	Honorary Trustee, Bryant University (1996 – present)
John W. Waechter (70)	Board Member	Since 2005	Partner, Englander Fischer (2016 – present) (law firm); Attorney, Englander Fischer (2008 – 2015); Retired (2004 – 2008); Board Member, TST (2004 – present); Board Member, TF (2005 – present); Board Member, TAAVF (2007 – present); Board Member, TPP, TPFG and TPFG II (2007 – 2018); Employee, RBC Dain Rauscher (securities dealer) (2004); Executive Vice President, Chief Financial Officer and Chief Compliance Officer, William R. Hough & Co. (securities dealer) (1979 – 2004); and Treasurer, The Hough Group of Funds (1993 – 2004) (fund accounting).	113	Board Member,
Operation PAR,
Inc. (non-profit
organization)
(2008 – present);

Board Member,
Boley PAR, Inc.
(non-profit
organization)
(2016 – present)

Board Member,
Remember
Honor

Support, Inc.
(non-profit
organization)

(2013 – 2020);
Board Member,
WRH Income
Properties, Inc.
(real estate)
(2014 – present)

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
OFFICERS
Marijn P. Smit (48)	Chairman of the Board, President and Chief Executive Officer	Since 2014	See Interested Board Members Table Above.
Christopher A. Staples, CFA (51)	Vice President and Chief Investment Officer, Advisory Services	Since 2005

Vice President and Chief Investment Officer, Advisory Services, TF and TST (2007 – present);

Vice President and Chief Investment Officer, TET (2017 – present);

Vice President and Chief Investment Officer, Advisory Services, TAAVF (2007 – present);

Vice President and Chief Investment Officer, Advisory Services, TPP, TPFG and TPFG II (2007 – 2018);

Director (2005 – 2019), Senior Vice President (2006 – present), Senior Director, Investments (2016 – present), Chief Investment Officer, Advisory Services (2012 – 2016) and Lead Portfolio Manager (2007 – present), TAM;

Director, TFS (2005 – 2019);

Trust Officer, Massachusetts Fidelity Trust Company (2010 – present);

Registered Representative (2007 – 2016), Transamerica Capital, Inc. (“TCI”);

and Registered Representative, TFA (2005 – present).

Thomas R. Wald, CFA (61)	Vice President and Chief Investment Officer	Since 2014

Chief Investment Officer, TF, TST and TAAVF (2014 – present); TET (2017 – present);

Chief Investment Officer, TPP, TPFG and TPFG II (2014 – 2018);

Director (2017 – 2020), Akaan Transamerica, S.A. de C.V., Sociedad Operadora de Fondos de Inversión;

Chief Investment Officer, Transamerica Investments & Retirement (2014 – 2020);

Senior Vice President and Chief Investment Officer, TAM (2014 – present);

Director, TFS (2019 – present); and

Trust Officer, Massachusetts Fidelity Trust Company (2015 – present).

Vincent J. Toner (51)	Vice President and Treasurer	Since 2014

Vice President and Treasurer, TF, TST and TAAVF (2014 – present), Vice President and Treasurer (2017 – present), Vice President, Principal Financial Officer and Treasurer (2020 – present), TET;

Vice President and Treasurer, TPP, TPFG and TPFG II (2014 – 2018);

Vice President (2016 – present), Treasurer (2016 – 2019), Vice President, Administration and Treasurer (2014 – 2016), TAM;

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
OFFICERS — continued
Vincent J. Toner (continued)

Vice President, Administration and Treasurer (2014 – 2019), Senior Vice President (2019 – present), TFS;

Vice President (2016 – present), TCI;

and Trust Officer (2015 – present), Massachusetts Fidelity Trust Company.

Francine J. Rosenberger (54)	Chief Compliance Officer	Since 2019

Chief Compliance Officer, TF, TST, TET and TAAVF (2019 – present);

Derivatives Risk Manager, TF, TST and TAAVF (2021 – present);

Chief Compliance Officer (2019 – present), TAM;

and General Counsel, Corporate Secretary and Fund Chief Compliance Officer, Steben & Company, Inc. (2013 – 2019).

Molly Possehl (43)	Anti-Money Laundering Officer	Since 2019

Anti-Money Laundering Officer, TF, TST, TET and TAAVF (2019 – present);

Assistant General Counsel, Transamerica Life Insurance Company/Aegon USA (2013 – present);

and Anti-Money Laundering Compliance Officer and Fraud Officer, Transamerica Life Insurance Company/Aegon USA (2015 – present).

Dennis P. Gallagher (51)	Chief Legal Officer and Secretary	Since 2021; 2006 – 2014

Chief Legal Officer and Secretary, TF, TST and TAAVF (2021 – present and 2006 – 2014); Assistant Secretary, TF, TST, TET and TAAVF (2019);

Associate General Counsel, TAM, Mutual Funds and Latin American Operations (2017 – present); Assistant Secretary (2019);

Associate General Counsel, Latin American Operations and International Funds (2014 – 2017);

Chairman of the Board, Aegon Global Funds (2013 – present);

Director, Mongeral Aegon Seguros e Previdencia SA (2017 – present);

Vice President, General Counsel and Secretary, TPP, TPFG and TPFG II (2007 – 2014);

Assistant Vice President, TCI (2007 – 2014);

Director, Senior Vice President, General Counsel, Operations and Secretary, TAM (2006 – 2014);

and Director, Senior Vice President, General Counsel, Chief Administrative Officer and Secretary, TFS (2006 – 2014).

Kathryn L. Petty (44)	Assistant Treasurer	Since 2021	Assistant Treasurer, TF, TST and TAAVF (2021 – present); and Senior Manager, Fund Administration, TAM (2014 – present).

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Name and Age	Position	Term of Office and Length of Time Served*	Principal Occupation(s) or Employment During Past Five Years
OFFICERS — continued
Timothy Bresnahan (53)	Assistant Secretary	Since 2020

Assistant Secretary, TF, TST and TAAVF (2020 – present);

Chief Legal Officer, Secretary (2021 – present), Assistant Secretary

(2019 – 2021), Secretary (2019), TET;

and Senior Counsel, TAM (2008 – present).

*	Elected and serves at the pleasure of the Board of the Trust.

Transamerica Asset Allocation Variable Funds	Annual Report 2021

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

RESULTS OF SHAREHOLDER MEETING

(unaudited)

Rule 30e-1 under the Investment Company Act of 1940, as amended, titled “Reports to Stockholders of Management Companies,” requires regulated investment companies to report on all subject matters put to the vote of shareholders and to provide final results. Accordingly, the Board of Trustees of Transamerica Asset Allocation Variable Funds solicited a vote by the contract holders for the following items:

A special meeting of shareholders of Transamerica Asset Allocation Variable Funds was held on December 2, 2021. The results of the Proposal were as follows:

1.01: To elect Nominee Sandra N. Bane to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

1.02: To elect Nominee Leo J. Hill to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

1.03: To elect Nominee Kathleen T. Ives to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

1.04: To elect Nominee David W. Jennings to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

1.05: To elect Nominee Lauriann C. Kloppenburg to the Board.

Proposal	Number of Shares
For	60,725,965
Against	23,750
Withheld	0

1.06: To elect Nominee Fredric A. Nelson III to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

1.07: To elect Nominee John E. Pelletier to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

Transamerica Asset Allocation Variable Funds	Annual Report 2021

TRANSAMERICA ASSET ALLOCATION VARIABLE FUNDS

RESULTS OF SHAREHOLDER MEETING (continued)

(unaudited)

1.08: To elect Nominee Patricia L. Sawyer to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

1.09: To elect Nominee Marijn P. Smit to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

1.10: To elect Nominee John W. Waechter to the Board.

Proposal	Number of Shares
For	60,749,715
Against	0
Withheld	0

1.11: To elect Nominee Alan F. Warrick to the Board.

Proposal	Number of Shares
For	60,725,965
Against	23,750
Withheld	0

Transamerica Asset Allocation Variable Funds	Annual Report 2021

Appendix A

Calvert VP SRI Balanced Portfolio

(This page intentionally left blank)

  Calvert

  VP SRI Balanced Portfolio

Annual Report

December 31, 2021

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund and the other funds it manages. Accordingly, neither the Fund nor the adviser is subject to CFTC regulation.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial intermediary. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-368-2745.

Annual Report December 31, 2021

Calvert

VP SRI Balanced Portfolio

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Management’s Discussion of Fund Performance†

Economic and Market Conditions

The 12-month period ended December 31, 2021, was notable for a U.S. equity rally that lasted most of the year. Broad-market indexes posted strong returns as investors cheered the reopening of businesses affected by the pandemic and the rollout of several highly effective COVID-19 vaccines. The virus, however, continued to have a firm grip on the U.S. economy. Global supply-chain disruptions combined with high demand led to higher year- over- year inflation than the U.S. had seen in decades.

Still, investor optimism about a recovering economy drove stock prices up during most of the period. A significant pullback occurred in September 2021 when virtually every major U.S. stock index reported negative returns. Unexpectedly weak job creation in August and the U.S. Federal Reserve’s (the Fed’s) announcement that it might soon begin tapering its monthly bond purchases combined to drive stock prices lower.

In the final quarter of 2021, however, stock prices came roaring back. Even news in November of a more transmissible COVID-19 variant — Omicron — caused only a temporary market retreat. The Fed’s actions to tamp down inflation were applauded by investors, with stocks gaining ground after the central bank announced that tapering would be accelerated and that three interest rate hikes were forecast for 2022. Just two trading days before year-end, the S&P 500® Index, a broad measure of the U.S. stock market, closed at its 70th all-time high for the period.

Performance of fixed-income asset classes, meanwhile, ebbed and flowed as the virus advanced and retreated. For the period as a whole, low interest rates across the fixed-income spectrum made equities in general a more attractive investment. The bond assets that fared best during the period were those that stood to benefit from a U.S. and global economic revival, while so-called “safe-haven” assets fared worst as investors appeared to become more comfortable taking on increased risk.

As a result, U.S. Treasury’s were one of the worst-performing fixed-income asset classes during the period, with the Bloomberg U.S. Treasury Index returning (2.32)%. The Bloomberg U.S. Aggregate Bond Index, a broad measure of the U.S. fixed-income market, was dragged down in part by its Treasury component and returned (1.54)%. The Bloomberg U.S. Corporate Bond Index fared modestly better, but still declined 1.04%.

High yield bonds, in contrast, were a standout asset class during the period. Several industries prominent within the high yield space — airlines, restaurants, retail, and travel & leisure — were among the hardest-hit businesses early in the pandemic and the biggest beneficiaries of the subsequent economic recovery. Reflecting investors’ increasing confidence in the recovery, as well as their search for yield in a historically low-yield environment, the Bloomberg U.S. Corporate High Yield Index returned 5.28% during the period.

Fund Performance

For the 12-month period ended December 31, 2021, Calvert VP SRI Balanced Portfolio (the Fund) returned 15.12% for Class I shares at net asset value (NAV), underperforming its primary benchmark, the Russell 1000® Index (the Index), which returned 26.45%. The Fund outperformed its secondary benchmark, an internally constructed benchmark composed of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index (the Bond Index), which returned 14.62% during the period.

Stock selections in the consumer discretionary, information technology, and energy sectors within the equity portion of the Fund detracted from performance relative to the Index during the period.

The Fund’s underweight exposure to Nvidia Corp. (Nvidia) detracted from performance relative to the Index. Nvidia’s stock price more than doubled as the company, a designer of graphics processing units, was well-positioned in a strong growth market — the semiconductor industry, including automotive, data center, gaming, and metaverse businesses.

The Fund’s ownership of Amazon.com, Inc. (Amazon) also detracted from relative returns during the period. Amazon’s stock price fell as the company’s growth decelerated from its peak reached during the COVID-19 pandemic. The stock price was also hurt by the company’s substantial reinvestment of profits.

The Fund’s overweight exposure to equities relative to its target allocation — 60% equities and 40% fixed-income — contributed to performance relative to the Index. Security selection and sector allocation within the fixed-income portion of the Fund also contributed to relative returns. Within the equity portion of the Fund, stock selections in the health care and communications services sectors further enhanced relative performance during the period.

Tradeweb Markets, Inc. (Tradeweb), a provider of electronic over-the-counter marketplaces for fixed-income and other investment products, contributed to returns relative to the Index. Tradeweb’s stock price rose as the company gained significant market share in the trading of high-grade and high yield bonds. Investors also drove Tradeweb’s stock price up in anticipation of higher interest rates, which could accelerate trading activities.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Management’s Discussion of Fund Performance† — continued

Microsoft Corp. (Microsoft) contributed to relative returns during the period. Its stock price rose as the technology company continued to grow despite expectations that such a large company’s growth must inevitably slow. The ongoing trend toward the use of cloud computing was an important contributor to Microsoft’s market strength.

In the fixed-income portion of the Fund, security selections within investment-grade corporate bonds and commercial mortgage-backed securities were especially beneficial to returns during the period relative to the Bond Index. The fixed-income portion’s overweight exposure to asset-backed securities and investment-grade corporate bonds also contributed to performance relative to the Bond Index.

The use of derivatives had a modest positive impact on relative returns during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Performance

Portfolio Manager(s) Vishal Khanduja, CFA, Brian S. Ellis, CFA and Charles B. Gaffney, each of Calvert Research and Management

% Average Annual Total Returns[1,2]	Class Inception Date	Performance Inception Date	One Year	Five Years	Ten Years

Class I at NAV	09/02/1986	09/02/1986	15.12%	12.49%	10.48%
Class F at NAV	10/18/2013	09/02/1986	14.72	12.07	10.18

Russell 1000® Index	—	—	26.45%	18.41%	16.53%
Bloomberg U.S. Aggregate Bond Index	—	—	(1.54)	3.57	2.90
Balanced Blended Benchmark	—	—	14.62	12.59	11.14

% Total Annual Operating Expense Ratios[3]				Class I	Class F

				0.63%	0.88%

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class I of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment[2]	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge

Class F	$10,000	12/31/2011	$26,395	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Fund Profile

Asset Allocation (% of total investments)

Equity Investments Sector Allocation (% of total investments)

Fixed-Income Allocation (% of total investments)

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Endnotes and Additional Disclosures

†

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Calvert and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Calvert fund. This commentary may contain statements that are not historical facts, referred to as “forward-looking statements.” The Fund’s actual future results may differ significantly from those stated in any forward-looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[1]

Russell 1000® Index is an unmanaged index of 1,000 U.S. large-cap stocks. Bloomberg U.S. Aggregate Bond Index is an unmanaged index of domestic investment-grade bonds, including corporate, government and mortgage-backed securities. The Balanced Blended Benchmark is an internally constructed benchmark which is comprised of a blend of 60% Russell 1000® Index and 40% Bloomberg U.S. Aggregate Bond Index, and is rebalanced monthly. Prior to 11/1/15, the fixed income component was the Bloomberg U.S. Credit Index. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

There is no sales charge. Insurance-related charges are not included in the calculation of returns. If such charges were reflected, the returns would be lower. Please refer to the report for your insurance contract for performance data reflecting insurance-related charges.

Performance prior to the inception date of a class may be linked to the performance of an older class of the Fund. This linked performance is adjusted for any applicable sales charge, but is not adjusted for class expense differences. If adjusted for such differences, the performance would be different. The performance of Class F is linked to Class I. Performance presented in the Financial Highlights included in the financial statements is not linked.

Calvert Research and Management became the investment adviser to the Fund on December 31, 2016. Performance reflected prior to such date is that of the Fund’s former investment adviser.

[3]	Source: Fund prospectus. The expense ratios for the current reporting period can be found in the Financial Highlights section of this report.

Fund profile subject to change due to active management.

Additional Information

S&P 500® Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P Dow Jones Indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® and S&P 500® are registered trademarks of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); S&P DJI, Dow Jones and their respective affiliates do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. The Bloomberg U.S. Treasury Index measures the performance of U.S. Treasuries with a maturity of one year or more. Bloomberg U.S. Corporate Bond Index measures the performance of investment-grade U.S. corporate securities with a maturity of one year or more. Bloomberg U.S. Corporate High Yield Index measures USD-denominated, non-investment grade corporate securities.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Fund Expenses

Example

As a Fund shareholder, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2021 to December 31, 2021).

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 =8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect expenses and charges which are, or may be imposed under the variable annuity contract or variable life insurance policy (variable contracts) (if applicable) or qualified pension or retirement plans (Qualified Plans) through which your investment in the Fund is made. Therefore, the second section of the table is useful in comparing ongoing costs associated with an investment in vehicles which fund benefits under variable contracts and Qualified Plans, and will not help you determine the relative total costs of investing in the Fund through variable contracts or Qualified Plans. In addition, if these expenses and charges imposed under the variable contracts or Qualified Plans were included, your costs would have been higher.

	Beginning Account Value (7/1/21)	Ending Account Value (12/31/21)	Expenses Paid During Period* (7/1/21 – 12/31/21)	Annualized Expense Ratio
Actual
Class I	$1,000.00	$1,058.70	$3.27	0.63%
Class F	$1,000.00	$1,059.00	$4.57	0.88%

Hypothetical
(5% return per year before expenses)
Class I	$1,000.00	$1,022.03	$3.21	0.63%
Class F	$1,000.00	$1,020.77	$4.48	0.88%

*

Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on June 30, 2021. Expenses shown do not include insurance-related charges or direct expenses of Qualified Plans.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments

Asset-Backed Securities — 6.6%

Security	Principal Amount (000’s omitted)	Value

Adams Outdoor Advertising, L.P., Series 2018-1, Class A, 4.81%, 11/15/48(1)	$156	$ 161,253

Affirm Asset Securitization Trust:

Series 2020- A, Class A, 2.10%, 2/18/25(1)	377	377,975

Series 2021- A, Class A, 0.88%, 8/15/25(1)	115	115,045

Aligned Data Centers Issuer, LLC, Series 2021-1A, Class A2, 1.937%, 8/15/46(1)	241	237,975

Business Jet Securities, LLC, Series 2020-1A, Class A, 2.981%, 11/15/35(1)	69	69,448

Coinstar Funding, LLC, Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	679	678,637

Cologix Data Centers US Issuer, LLC:

Series 2021-1A, Class A2, 3.30%, 12/26/51(1)	600	604,012

Series 2021-1A, Class B, 3.79%, 12/26/51(1)	350	350,369

Conn’s Receivables Funding, LLC:

Series 2020-A, Class A, 1.71%, 6/16/25(1)	21	20,679

Series 2020- A, Class B, 4.27%, 6/16/25(1)	85	85,446

Series 2020- A, Class C, 4.20%, 6/16/25(1)	52	52,092

Series 2021- A, Class A, 1.05%, 5/15/26(1)	771	770,951

Series 2021- A, Class B, 2.87%, 5/15/26(1)	520	518,768

Series 2021- A, Class C, 4.59%, 5/15/26(1)	155	154,569

DataBank Issuer, Series 2021-2A, Class A2, 2.40%, 10/25/51(1)	283	280,847

DB Master Finance, LLC, Series 2017-1A, Class A2II, 4.03%, 11/20/47(1)	82	85,762

Diamond Infrastructure Funding, LLC:

Series 2021-1A, Class A, 1.76%, 4/15/49(1)	345	339,363

Series 2021-1A, Class C, 3.475%, 4/15/49(1)	99	98,674

Diamond Issuer, Series 2021-1A, Class A, 2.305%, 11/20/51(1)	782	777,875

Driven Brands Funding, LLC, Series 2018-1A, Class A2, 4.739%, 4/20/48(1)	62	64,466

ExteNet, LLC:

Series 2019-1A, Class A2, 3.204%, 7/26/49(1)	345	350,088

Series 2019-1A, Class B, 4.14%, 7/26/49(1)	55	56,050

FOCUS Brands Funding, LLC:

Series 2017-1A, Class A2IB, 3.857%, 4/30/47(1)	563	572,150

Series 2017-1A, Class A2II, 5.093%, 4/30/47(1)	172	181,663

GoodLeap Sustainable Home Solutions Trust, Series 2021-5CS, Class A, 2.31%, 10/20/48(1)	255	254,969

Hardee’s Funding, LLC, Series 2020-1A, Class A2, 3.981%, 12/20/50(1)	178	187,270

Jack in the Box Funding, LLC, Series 2019-1A, Class A2I, 3.982%, 8/25/49(1)	402	405,386

Jersey Mike’s Funding, Series 2019-1A, Class A2, 4.433%, 2/15/50(1)	281	296,327

Security	Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, NA:

Series 2021-2, Class B, 0.889%, 12/26/28(1)	$400	$ 397,998

Series 2021-3, Class B, 0.76%, 2/26/29(1)	347	345,263

Loanpal Solar Loan, Ltd., Series 2020-1GS, Class C, 2.00%, 6/20/47(1)	91	83,865

Marlette Funding Trust:

Series 2020-2A, Class B, 1.83%, 9/16/30(1)	119	119,026

Series 2021-1A, Class A, 0.60%, 6/16/31(1)	45	45,292

Mosaic Solar Loan Trust:

Series 2019-1A, Class A, 4.37%, 12/21/43(1)	230	246,848

Series 2019-2A, Class B, 3.28%, 9/20/40(1)	581	593,076

Series 2020-1A, Class A, 2.10%, 4/20/46(1)	64	64,035

Series 2020-1A, Class B, 3.10%, 4/20/46(1)	64	65,877

Series 2020-2A, Class A, 1.44%, 8/20/46(1)	116	112,772

Series 2020-2A, Class B, 2.21%, 8/20/46(1)	137	137,407

Series 2021-1A, Class A, 1.51%, 12/20/46(1)	232	225,885

Neighborly Issuer, LLC, Series 2021-1A, Class A2, 3.584%, 4/30/51(1)	388	391,321

NRZ Excess Spread-Collateralized Notes, Series 2021-GNT1, Class A, 3.474%, 11/25/26(1)	790	789,974

OneMain Financial Issuance Trust:

Series 2016-3A, Class A, 3.83%, 6/18/31(1)	103	103,282

Series 2018-1A, Class A, 3.30%, 3/14/29(1)	151	151,029

Oportun Funding XIV, LLC, Series 2021-A, Class B, 1.76%, 3/8/28(1)	100	99,809

Oportun Issuance Trust:

Series 2021-B, Class A, 1.47%, 5/8/31(1)	361	358,994

Series 2021-B, Class C, 3.65%, 5/8/31(1)	100	100,190

Series 2021-C, Class A, 2.18%, 10/8/31(1)	1,850	1,840,140

Series 2021-C, Class B, 2.67%, 10/8/31(1)	220	218,460

Pagaya AI Debt Selection Trust:

Series 2020-3, Class B, 3.22%, 5/17/27(1)	125	126,590

Series 2021-2, 3.00%, 1/25/29(1)	548	547,867

Series 2021-3, Class A, 1.15%, 5/15/29(1)	1,225	1,219,659

Series 2021-5, Class A, 1.53%, 8/15/29(1)	824	824,499

Series 2021-HG1, Class A, 1.22%, 1/16/29(1)	238	237,062

Planet Fitness Master Issuer, LLC:

Series 2018-1A, Class A2I, 4.262%, 9/5/48(1)	489	490,473

Series 2019-1A, Class A2, 3.858%, 12/5/49(1)	274	282,596

Prosper Marketplace Issuance Trust, Series 2019-4A, Class C, 4.95%, 2/17/26(1)	100	100,999

ServiceMaster Funding, LLC:

Series 2020-1, Class A2I, 2.841%, 1/30/51(1)	160	159,112

Series 2020-1, Class A2II, 3.337%, 1/30/51(1)	181	182,660

SERVPRO Master Issuer, LLC, Series 2019-1A, Class A2, 3.882%, 10/25/49(1)	931	955,244

Small Business Lending Trust, Series 2020-A, Class A, 2.62%, 12/15/26(1)	19	19,320

8	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Sofi Consumer Loan Program Trust, Series 2018-1, Class C, 3.97%, 2/25/27(1)	$100	$ 100,898

SolarCity LMC Series I, LLC, Series 2013-1, Class A, 4.80%, 11/20/38(1)	250	249,631

Sonic Capital, LLC, Series 2020-1A, Class A2I, 3.845%, 1/20/50(1)	515	535,590

SpringCastle America Funding, LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(1)	342	340,891

Stack Infrastructure Issuer, LLC:

Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	2,144	2,223,964

Series 2019-2A, Class A2, 3.08%, 10/25/44(1)	200	204,049

Sunnova Helios II Issuer, LLC, Series 2021-A, Class A, 1.80%, 2/20/48(1)	322	317,604

Sunnova Sol II Issuer, LLC, Series 2020-2A, Class A, 2.73%, 11/1/55(1)	564	565,015

Sunnova Sol Issuer, LLC, Series 2020-1A, Class A, 3.35%, 2/1/55(1)	100	102,956

Sunrun Atlas Issuer, LLC, Series 2019-2, Class A, 3.61%, 2/1/55(1)	209	218,959

Sunrun Callisto Issuer, LLC, Series 2015-1A, Class B, 5.38%, 7/20/45(1)	297	293,565

Sunrun Demeter Issuer, LLC, Series 2021-2A, Class A, 2.27%, 1/30/57(1)	265	263,976

Sunrun Xanadu Issuer, LLC, Series 2019-1A, Class A, 3.98%, 6/30/54(1)	175	184,327

TES, LLC, Series 2017-1A, Class A, 4.33%, 10/20/47(1)	365	381,852

Tesla Auto Lease Trust, Series 2019-A, Class A3, 2.16%, 10/20/22(1)	757	760,443

Theorem Funding Trust:

Series 2020-1A, Class B, 3.95%, 10/15/26(1)	184	186,421

Series 2021-1A, Class A, 1.21%, 12/15/27(1)	560	559,217

Series 2021-1A, Class B, 1.84%, 12/15/27(1)	100	98,904

United States Small Business Administration, Series 2017-20E, Class 1, 2.88%, 5/1/37	508	538,537

Upstart Securitization Trust, Series 2021-2, Class A, 0.91%, 6/20/31(1)	536	534,971

Vantage Data Centers Issuer, LLC:

Series 2018-2A, Class A2, 4.196%, 11/16/43(1)	77	79,524

Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	293	299,555

Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	570	560,026

Series 2021-1A, Class A2, 2.165%, 10/15/46(1)	224	223,644

Vivint Solar Financing VII, LLC, Series 2020-1A, Class A, 2.21%, 7/31/51(1)	394	387,168

Willis Engine Structured Trust V, Series 2020-A, Class B, 4.212%, 3/15/45(1)	226	210,509

Total Asset-Backed Securities (identified cost $30,036,835)		$ 30,206,929

Collateralized Mortgage Obligations — 1.8%

Security	Principal Amount (000’s omitted)	Value

Bellemeade Re, Ltd.:

Series 2020-4A, Class M2A, 2.702%, (1 mo. USD LIBOR + 2.60%), 6/25/30(1)(2)	$10	$ 9,836

Series 2021-1A, Class M1A, 1.80%, (30-day average SOFR +1.75%), 3/25/31(1)(2)	150	150,708

Series 2021-1A, Class M1B, 2.25%, (30-day average SOFR +2.20%), 3/25/31(1)(2)	155	156,599

Series 2021-1A, Class M1C, 3.00%, (30-day average SOFR +2.95%), 3/25/31(1)(2)	150	154,538

Series 2021-2A, Class M1A, 1.25%, (30-day average SOFR +1.20%), 6/25/31(1)(2)	533	532,190

Series 2021-3A, Class A2, 1.05%, (30-day average SOFR +1.00%), 9/25/31(1)(2)	215	213,967

Series 2021-3A, Class M1B, 1.45%, (30-day average SOFR +1.40%), 9/25/31(1)(2)	170	169,355

Eagle Re, Ltd.:

Series 2021-1, Class M1A, 1.75%, (30-day average SOFR +1.70%), 10/25/33(1)(2)	315	315,703

Series 2021-2, Class M1C, 3.50%, (30-day average SOFR +3.45%), 4/25/34(1)(2)	150	150,666

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2015-HQ2, Class M3, 3.353%, (1 mo. USD LIBOR + 3.25%), 5/25/25(2)	172	174,774

Series 2018-DNA1, Class M2, 1.903%, (1 mo. USD LIBOR +1.80%), 7/25/30(2)	242	243,529

Series 2018-DNA1, Class M2AT, 1.153%, (1 mo. USD LIBOR +1.05%), 7/25/30(2)	276	276,420

Series 2019-DNA2, Class M2, 2.553%, (1 mo. USD LIBOR +2.45%), 3/25/49(1)(2)	67	68,245

Series 2019-DNA3, Class B2, 8.253%, (1 mo. USD LIBOR +8.15%), 7/25/49(1)(2)	85	90,197

Series 2019-DNA3, Class M2, 2.153%, (1 mo. USD LIBOR +2.05%), 7/25/49(1)(2)	735	741,608

Series 2019-DNA4, Class M2, 2.053%, (1 mo. USD LIBOR +1.95%), 10/25/49(1)(2)	85	85,382

Series 2019-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR +4.10%), 4/25/49(1)(2)	55	56,368

Series 2019-HQA4, Class B1, 3.053%, (1 mo. USD LIBOR +2.95%), 11/25/49(1)(2)	20	20,156

Series 2020-DNA4, Class M2, 3.853%, (1 mo. USD LIBOR +3.75%), 8/25/50(1)(2)	10	9,517

Series 2020-DNA5, Class M2, 2.85%, (30-day average SOFR +2.80%), 10/25/50(1)(2)	92	92,992

Series 2020-DNA6, Class B1, 3.05%, (30-day average SOFR +3.00%), 12/25/50(1)(2)	25	25,351

Series 2020-DNA6, Class M2, 2.05%, (30-day average SOFR +2.00%), 12/25/50(1)(2)	280	281,863

Series 2020-HQA2, Class B1, 4.203%, (1 mo. USD LIBOR +4.10%), 3/25/50(1)(2)	41	42,475

Series 2021-DNA3, Class M1, 0.80%, (30-day average SOFR +0.75%), 10/25/33(1)(2)	222	222,202

9	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2013-C01, Class M2, 5.353%, (1 mo. USD LIBOR + 5.25%), 10/25/23(2)	$142	$ 147,479

Series 2014-C02, Class 2M2, 2.703%, (1 mo. USD LIBOR +2.60%), 5/25/24(2)	60	61,012

Series 2014-C03, Class 2M2, 3.003%, (1 mo. USD LIBOR +2.90%), 7/25/24(2)	92	93,834

Series 2014-C04, Class 1M2, 5.003%, (1 mo. USD LIBOR +4.90%), 11/25/24(2)	241	250,773

Series 2018-C06, Class 1M2, 2.103%, (1 mo. USD LIBOR +2.00%), 3/25/31(2)	22	22,625

Series 2018-R07, Class 1M2, 2.502%, (1 mo. USD LIBOR +2.40%), 4/25/31(1)(2)	106	107,064

Series 2019-R01, Class 2B1, 4.453%, (1 mo. USD LIBOR +4.35%), 7/25/31(1)(2)	55	56,648

Series 2019-R02, Class 1B1, 4.253%, (1 mo. USD LIBOR +4.15%), 8/25/31(1)(2)	55	56,468

Series 2019-R02, Class 1M2, 2.403%, (1 mo. USD LIBOR +2.30%), 8/25/31(1)(2)	9	8,809

Series 2019-R03, Class 1B1, 4.203%, (1 mo. USD LIBOR +4.10%), 9/25/31(1)(2)	55	56,525

Series 2019-R05, Class 1B1, 4.203%, (1 mo. USD LIBOR +4.10%), 7/25/39(1)(2)	91	92,673

Series 2019-R05, Class 1M2, 2.103%, (1 mo. USD LIBOR +2.00%), 7/25/39(1)(2)	9	8,859

Series 2019-R06, Class 2B1, 3.852%, (1 mo. USD LIBOR +3.75%), 9/25/39(1)(2)	267	270,990

Series 2019-R07, Class 1B1, 3.503%, (1 mo. USD LIBOR +3.40%), 10/25/39(1)(2)	88	89,290

Series 2020-R02, Class 2B1, 3.103%, (1 mo. USD LIBOR +3.00%), 1/25/40(1)(2)	405	407,681

Series 2021-R01, Class 1B2, 6.05%, (30-day average SOFR +6.00%), 10/25/41(1)(2)	48	48,648

Series 2021-R02, Class 2B1, 3.35%, (30-day average SOFR +3.30%), 11/25/41(1)(2)	12	12,333

Federal National Mortgage Association Grantor Trust, Series 2017-T1, Class A, 2.898%, 6/25/27	274	289,660

FMC GMSR Issuer Trust:

Series 2021-GT1, Class A, 3.62%, 7/25/26(1)(3)	100	99,401

Series 2021-GT2, Class A, 3.85%, 10/25/26(1)(3)	420	417,621

Home Re, Ltd.:

Series 2018-1, Class M2, 3.102%, (1 mo. USD LIBOR + 3.00%), 10/25/28(1)(2)	344	347,133

Series 2021-1, Class M1B, 1.652%, (1 mo. USD LIBOR + 1.55%), 7/25/33(1)(2)	265	264,207

Series 2021-1, Class M2, 2.952%, (1 mo. USD LIBOR + 2.85%), 7/25/33(1)(2)	150	146,602

Oaktown Re V, Ltd., Series 2020-2A, Class M1B, 3.702%, (1 mo. USD LIBOR +3.60%), 10/25/30(1)(2)	138	139,765

Security	Principal Amount (000’s omitted)	Value

Toorak Mortgage Corp., Ltd., Series 2020-1, Class A1, 2.734% to 1/25/23, 3/25/23(1)(4)	$250	$ 250,635

Total Collateralized Mortgage Obligations (identified cost $8,001,849)		$ 8,031,376

Commercial Mortgage-Backed Securities — 4.2%

Security	Principal Amount (000’s omitted)	Value

BAMLL Commercial Mortgage Securities Trust:

Series 2019-BPR, Class DNM, 3.719%, 11/5/32(1)(3)	$695	$ 670,671

Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(3)	325	304,620

Series 2019-BPR, Class FNM, 3.719%, 11/5/32(1)(3)	485	389,287

BBCMS Mortgage Trust, Series 2018-RRI, Class F, 4.759%, (1 mo. USD LIBOR +4.65%), 2/15/33(1)(2)	100	100,457

BX Commercial Mortgage Trust:

Series 2019-XL, Class A, 1.026%, (1 mo. USD LIBOR + 0.92%), 10/15/36(1)(2)	580	580,484

Series 2019-XL, Class B, 1.186%, (1 mo. USD LIBOR + 1.08%), 10/15/36(1)(2)	280	280,430

Series 2021-VOLT, Class B, 1.059%, (1 mo. USD LIBOR + 0.95%), 9/15/36(1)(2)	666	661,736

Series 2021-VOLT, Class C, 1.209%, (1 mo. USD LIBOR + 1.10%), 9/15/36(1)(2)	204	201,802

Series 2021-VOLT, Class D, 1.759%, (1 mo. USD LIBOR + 1.65%), 9/15/36(1)(2)	702	697,961

CGMS Commercial Mortgage Trust, Series 2017-MDRC, Class D, 2.36%, (1 mo. USD LIBOR +2.25%), 7/15/30(1)(2)	235	230,822

Extended Stay America Trust:

Series 2021-ESH, Class A, 1.19%, (1 mo. USD LIBOR + 1.08%), 7/15/38(1)(2)	231	231,151

Series 2021-ESH, Class C, 1.81%, (1 mo. USD LIBOR + 1.70%), 7/15/38(1)(2)	597	598,058

Series 2021-ESH, Class D, 2.36%, (1 mo. USD LIBOR + 2.25%), 7/15/38(1)(2)	201	201,258

Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates:

Series KG02, Class A2, 2.412%, 8/25/29	1,440	1,503,107

Series KG03, Class A2, 1.297%, 6/25/30(3)	305	294,053

Series KSG1, Class A2, 1.503%, 9/25/30	278	272,236

Series KW06, Class A2, 3.80%, 6/25/28(3)	530	594,902

Series W5FX, Class AFX, 3.214%, 4/25/28(3)	192	208,654

Federal National Mortgage Association:

Series 2017-M13, Class A2, 2.926%, 9/25/27(3)	595	636,422

Series 2018-M4, Class A2, 3.059%, 3/25/28(3)	1,027	1,113,076

Series 2018-M13, Class A2, 3.709%, 9/25/30(3)	1,680	1,926,342

Series 2019-M1, Class A2, 3.552%, 9/25/28(3)	458	511,049

Series 2020-M1, Class A2, 2.444%, 10/25/29	963	1,014,753

10	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Federal National Mortgage Association: (continued) Series 2020-M20, Class A2, 1.435%, 10/25/29	$605	$ 591,871

Federal National Mortgage Association Multifamily Connecticut Avenue Securities Trust:

Series 2019-01, Class M7, 1.802%, (1 mo. USD LIBOR + 1.70%), 10/15/49(1)(2)	253	251,907

Series 2019-01, Class M10, 3.352%, (1 mo. USD LIBOR + 3.25%), 10/15/49(1)(2)	162	160,381

Series 2020-01, Class M10, 3.852%, (1 mo. USD LIBOR + 3.75%), 3/25/50(1)(2)	504	512,832

Hawaii Hotel Trust, Series 2019-MAUI, Class A, 1.259%, (1 mo. USD LIBOR +1.15%), 5/15/38(1)(2)	588	588,814

JPMorgan Chase Commercial Mortgage Securities Trust:

Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	300	88,200

Series 2014-DSTY, Class C, 3.805%, 6/10/27(1)(3)	100	16,800

Morgan Stanley Capital I Trust:

Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR + 0.70%), 11/15/34(1)(2)(5)	685	685,150

Series 2017-CLS, Class E, 2.06%, (1 mo. USD LIBOR + 1.95%), 11/15/34(1)(2)(5)	79	78,896

Series 2017-CLS, Class F, 2.71%, (1 mo. USD LIBOR + 2.60%), 11/15/34(1)(2)(5)	169	168,469

Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR + 1.40%), 5/15/36(1)(2)(5)	539	533,095

Series 2019-BPR, Class B, 2.21%, (1 mo. USD LIBOR + 2.10%), 5/15/36(1)(2)(5)	187	178,500

Series 2019-BPR, Class C, 3.16%, (1 mo. USD LIBOR + 3.05%), 5/15/36(1)(2)(5)	100	91,069

SLG Office Trust, Series 2021-OVA, Class A, 2.585%, 7/15/41(1)	618	633,984

VMC Finance, LLC:

Series 2021-HT1, Class A, 1.753%, (1 mo. USD LIBOR + 1.65%), 1/18/37(1)(2)	522	523,416

Series 2021-HT1, Class B, 4.603%, (1 mo. USD LIBOR + 4.50%), 1/18/37(1)(2)	753	753,890

WFLD Mortgage Trust, Series 2014-MONT, Class C, 3.755%, 8/10/31(1)(3)	450	406,874

Total Commercial Mortgage-Backed Securities (identified cost $19,421,985)		$ 19,487,479

Common Stocks — 63.6%

Security	Shares	Value

Auto Components — 1.1%

Aptiv PLC(6)	30,500	$ 5,030,975

		$ 5,030,975

Automobiles — 0.6%

Tesla, Inc.(6)	2,500	$ 2,641,950

		$ 2,641,950

Security	Shares	Value

Banks — 2.9%

PNC Financial Services Group, Inc. (The)	32,200	$ 6,456,744

Wells Fargo & Co.	146,400	7,024,272

		$ 13,481,016

Beverages — 2.3%

Coca-Cola Co. (The)	92,200	$ 5,459,162

Coca-Cola Europacific Partners PLC	89,100	4,983,363

		$ 10,442,525

Biotechnology — 2.1%

AbbVie, Inc.	52,500	$ 7,108,500

Neurocrine Biosciences, Inc.(6)	31,600	2,691,372

		$ 9,799,872

Building Products — 0.7%

AZEK Co., Inc. (The)(6)	71,300	$ 3,296,912

		$ 3,296,912

Capital Markets — 4.9%

Goldman Sachs Group, Inc. (The)	10,900	$ 4,169,795

Intercontinental Exchange, Inc.	39,500	5,402,415

S&P Global, Inc.	14,500	6,842,985

Tradeweb Markets, Inc., Class A	61,103	6,118,855

		$ 22,534,050

Commercial Services & Supplies — 0.8%

Waste Management, Inc.	22,116	$ 3,691,161

		$ 3,691,161

Containers & Packaging — 0.7%

AptarGroup, Inc.	25,900	$ 3,172,232

		$ 3,172,232

Electric Utilities — 1.1%

NextEra Energy, Inc.	52,800	$ 4,929,408

		$ 4,929,408

Electrical Equipment — 0.8%

AMETEK, Inc.	26,100	$ 3,837,744

		$ 3,837,744

Electronic Equipment, Instruments & Components — 0.9%

TE Connectivity, Ltd.	27,100	$ 4,372,314

		$ 4,372,314

11	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Shares	Value

Energy Equipment & Services — 1.3%

Baker Hughes Co.	245,800	$ 5,913,948

		$ 5,913,948

Entertainment — 0.8%

Walt Disney Co. (The)(6)	23,700	$ 3,670,893

		$ 3,670,893

Equity Real Estate Investment Trusts (REITs) — 1.9%

EastGroup Properties, Inc.	16,500	$ 3,759,525

Lamar Advertising Co., Class A	40,100	4,864,130

		$ 8,623,655

Food & Staples Retailing — 1.2%

Sysco Corp.	68,000	$ 5,341,400

		$ 5,341,400

Health Care Equipment & Supplies — 1.3%

Boston Scientific Corp.(6)	89,900	$ 3,818,952

Teleflex, Inc.	6,600	2,167,968

		$ 5,986,920

Health Care Providers & Services — 1.2%

Anthem, Inc.	11,800	$ 5,469,772

		$ 5,469,772

Hotels, Restaurants & Leisure — 0.9%

Marriott International, Inc., Class A(6)	24,200	$ 3,998,808

		$ 3,998,808

Interactive Media & Services — 4.5%

Alphabet, Inc., Class C(6)	5,790	$ 16,753,886

Match Group, Inc.(6)	29,772	3,937,347

		$ 20,691,233

Internet & Direct Marketing Retail — 3.5%

Amazon.com, Inc.(6)	4,829	$ 16,101,528

		$ 16,101,528

IT Services — 2.5%

Automatic Data Processing, Inc.	21,600	$ 5,326,128

Visa, Inc., Class A	28,700	6,219,577

		$ 11,545,705

Life Sciences Tools & Services — 2.6%

Danaher Corp.	18,600	$ 6,119,586

Security	Shares	Value

Life Sciences Tools & Services (continued)

Thermo Fisher Scientific, Inc.	9,018	$ 6,017,170

		$ 12,136,756

Machinery — 0.8%

Stanley Black & Decker, Inc.	18,600	$ 3,508,332

		$ 3,508,332

Pharmaceuticals —2.3%

Eli Lilly & Co.	17,400	$ 4,806,228

Pfizer, Inc.	34,000	2,007,700

Zoetis, Inc.	14,700	3,587,241

		$ 10,401,169

Professional Services — 1.5%

Booz Allen Hamilton Holding Corp.	39,500	$ 3,349,205

Clarivate PLC(6)(7)	147,600	3,471,552

		$ 6,820,757

Road & Rail — 1.0%

Union Pacific Corp.	18,700	$ 4,711,091

		$ 4,711,091

Semiconductors & Semiconductor Equipment — 4.2%

Analog Devices, Inc.	32,200	$ 5,659,794

Lam Research Corp.	5,700	4,099,155

NVIDIA Corp.	8,900	2,617,579

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	24,200	2,911,502

Texas Instruments, Inc.	22,351	4,212,493

		$ 19,500,523

Software — 6.6%

Bill.com Holdings, Inc.(6)	10,900	$ 2,715,735

Intuit, Inc.	8,452	5,436,495

Microsoft Corp.	66,093	22,228,398

		$ 30,380,628

Specialty Retail — 1.2%

TJX Cos., Inc. (The)	70,400	$ 5,344,768

		$ 5,344,768

Technology Hardware, Storage & Peripherals — 4.0%

Apple, Inc.	103,188	$ 18,323,093

		$ 18,323,093

12	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Shares	Value

Textiles, Apparel & Luxury Goods — 0.6%

Deckers Outdoor Corp.(6)	7,100	$ 2,600,801

		$ 2,600,801

Wireless Telecommunication Services — 0.8%

T-Mobile US, Inc.(6)	30,630	$ 3,552,467

		$ 3,552,467

Total Common Stocks (identified cost $184,157,769)		$291,854,406

Convertible Bonds — 0.0%(8)

Security	Principal Amount (000’s omitted)	Value

Technology — 0.0%(8)

ams AG, 0.875%, 9/28/22(9)	$200	$ 197,111

Total Convertible Bonds (identified cost $197,575)		$ 197,111

Corporate Bonds —16.1%

Security	Principal Amount (000’s omitted)	Value

Basic Materials — 0.0%(8)

WR Grace Holdings, LLC, 5.625%, 8/15/29(1)	$50	$ 51,313

		$ 51,313

Communications —1.4%

AT&T, Inc.:

2.30%, 6/1/27	$1	$ 1,018

3.10%, 2/1/43	40	38,968

3.50%, 9/15/53	44	44,474

3.65%, 6/1/51	1,174	1,218,508

3.65%, 9/15/59	53	53,628

3.80%, 12/1/57	266	277,554

4.90%, 6/15/42	300	362,178

CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)	124	129,208

Charter Communications Operating, LLC/Charter Communications Operating Capital, 4.80%, 3/1/50	1,105	1,240,230

Comcast Corp.:

2.887%, 11/1/51(1)	446	432,531

2.937%, 11/1/56(1)	98	93,604

Level 3 Financing, Inc., 3.75%, 7/15/29(1)	35	33,307

NBCUniversal Media, LLC, 4.45%, 1/15/43	123	149,482

Security	Principal Amount (000’s omitted)	Value

Communications (continued)

Nokia Oyj:

4.375%, 6/12/27	$347	$ 375,182

6.625%, 5/15/39	395	547,126

SES Global Americas Holdings GP, 5.30%, 3/25/44(1)	185	211,935

SES S.A., 5.30%, 4/4/43(1)	109	125,151

Sprint Corp., 7.875%, 9/15/23	79	87,115

T-Mobile USA, Inc.:

2.25%, 2/15/26(7)	23	23,093

2.25%, 11/15/31(7)	64	62,172

2.55%, 2/15/31	147	146,378

2.625%, 4/15/26	558	561,518

4.50%, 4/15/50	280	328,186

		$ 6,542,546

Consumer, Cyclical —1.2%

7-Eleven, Inc., 0.80%, 2/10/24(1)	$214	$ 211,655

American Airlines Pass-Through Trust:

4.40%, 9/22/23	100	98,219

5.25%, 1/15/24	156	154,783

American Airlines, Inc./AAdvantage Loyalty IP, Ltd.:

5.50%, 4/20/26(1)	693	721,711

5.75%, 4/20/29(1)	21	22,486

Dave &Buster’s, Inc., 7.625%, 11/1/25(1)	87	92,852

Delta Air Lines, Inc., 3.625%, 3/15/22	209	209,008

Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, 10/20/28(1)	460	502,680

Ford Motor Credit Co., LLC:

1.221%, (3 mo. USD LIBOR +1.08%), 8/3/22(2)	250	250,454

2.979%, 8/3/22	777	781,961

3.087%, 1/9/23	200	203,644

3.375%, 11/13/25	200	208,047

4.14%, 2/15/23	200	205,010

Hyatt Hotels Corp.:

1.30%, 10/1/23	149	149,051

1.80%, 10/1/24	61	61,065

Lithia Motors, Inc.:

3.875%, 6/1/29(1)	407	416,168

4.375%, 1/15/31(1)	65	69,481

Macy’s Retail Holdings, LLC:

2.875%, 2/15/23	252	254,849

3.625%, 6/1/24	39	39,919

4.30%, 2/15/43	30	26,369

MDC Holdings, Inc., 2.50%, 1/15/31(7)	61	59,089

Nordstrom, Inc.:

4.25%, 8/1/31(7)	218	214,516

4.375%, 4/1/30(7)	268	270,760

13	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Consumer, Cyclical (continued)

Nordstrom, Inc.: (continued)

5.00%, 1/15/44(7)	$371	$ 346,536

Powdr Corp., 6.00%, 8/1/25(1)	92	95,951

		$ 5,666,264

Consumer, Non-cyclical — 1.5%

Ashtead Capital, Inc.:

4.00%, 5/1/28(1)	$200	$ 209,097

4.25%, 11/1/29(1)	384	409,810

Avantor Funding, Inc., 4.625%, 7/15/28(1)	372	388,429

Avon Products, Inc., 8.45%, 3/15/43	33	40,636

Block Financial, LLC, 3.875%, 8/15/30	575	615,894

Centene Corp.:

2.50%, 3/1/31	442	431,030

3.375%, 2/15/30	199	202,991

4.25%, 12/15/27	257	268,367

4.625%, 12/15/29	36	38,887

Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(1)	221	216,727

Coca-Cola Femsa SAB de CV, 1.85%, 9/1/32	255	240,678

Conservation Fund (The), Green Bonds, 3.474%, 12/15/29	285	301,100

CVS Health Corp., 3.00%, 8/15/26	415	438,674

CVS Pass-Through Trust, 6.036%, 12/10/28	324	369,851

Doris Duke Charitable Foundation (The), 2.345%, 7/1/50	678	627,455

Ford Foundation (The), 2.415%, 6/1/50	435	412,219

Kraft Heinz Foods Co., 4.375%, 6/1/46	491	576,213

Natura Cosmeticos S.A., 4.125%, 5/3/28(1)	288	283,067

Royalty Pharma PLC, 3.35%, 9/2/51	431	413,276

Smithfield Foods, Inc.:

2.625%, 9/13/31(1)(7)	323	312,863

3.00%, 10/15/30(1)	77	76,777

5.20%, 4/1/29(1)	45	51,445

		$ 6,925,486

Energy — 0.4%

NuStar Logistics, L.P.:

5.75%, 10/1/25	$46	$ 49,548

6.00%, 6/1/26	439	476,774

6.375%, 10/1/30	137	152,279

TerraForm Power Operating, LLC:

4.75%, 1/15/30(1)	486	510,242

5.00%, 1/31/28(1)	743	788,044

		$ 1,976,887

Financial — 7.2%

AerCap Ireland Capital DAC/AerCap Global Aviation Trust:

4.50%, 9/15/23	$291	$ 305,334

Security	Principal Amount (000’s omitted)	Value

Financial (continued)

AerCap Ireland Capital DAC/AerCap Global Aviation Trust: (continued)

6.50%, 7/15/25	$175	$ 200,119

Affiliated Managers Group, Inc., 3.30%, 6/15/30	401	424,729

Agree, L.P., 2.00%, 6/15/28	122	119,612

Air Lease Corp., 2.875%, 1/15/26	355	366,512

Alliance Data Systems Corp., 4.75%, 12/15/24(1)	420	428,988

Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)	50	51,927

American Assets Trust, L.P., 3.375%, 2/1/31	84	85,867

Andrew W. Mellon Foundation (The), 0.947%, 8/1/27	335	325,211

Australia & New Zealand Banking Group, Ltd., 2.95% to 7/22/25, 7/22/30(1)(10)	458	469,619

Banco BTG Pactual S.A./Cayman Islands, 4.50%, 1/10/25(1)	275	277,739

Banco de Chile, 2.99%, 12/9/31(1)	289	285,354

Banco Santander S.A., 1.722% to 9/14/26, 9/14/27(10)	400	392,947

Bank of America Corp.:

1.53% to 12/6/24, 12/6/25(10)	700	701,591

1.734% to 7/22/26, 7/22/27(10)	830	824,413

1.898% to 7/23/30, 7/23/31(10)	472	452,247

1.922% to 10/24/30, 10/24/31(10)	533	510,913

2.087% to 6/14/28, 6/14/29(10)	379	376,624

2.299% to 7/21/31, 7/21/32(10)	500	492,139

2.456% to 10/22/24, 10/22/25(10)	949	975,307

2.572% to 10/20/31, 10/20/32(10)	451	453,495

Bank of Montreal, 2.05%, 11/1/22(7)	699	708,247

Bank of Nova Scotia (The), 2.375%, 1/18/23	478	486,320

BankUnited, Inc., 5.125%, 6/11/30	147	167,608

BBVA Bancomer S.A./Texas:

1.875%, 9/18/25(1)	262	260,049

5.125% to 1/18/28, 1/18/33(1)(7)(10)	500	513,932

Boston Properties, L.P., 2.45%, 10/1/33	750	727,259

Broadstone Net Lease, LLC, 2.60%, 9/15/31	24	23,322

Capital One Financial Corp.:

3.30%, 10/30/24	209	220,107

3.75%, 7/28/26	122	130,966

4.20%, 10/29/25	190	207,150

CI Financial Corp.:

3.20%, 12/17/30	477	489,987

4.10%, 6/15/51(7)	269	292,208

Citigroup, Inc.:

0.776% to 10/30/23, 10/30/24(10)	630	626,513

1.281% to 11/3/24, 11/3/25(10)	228	227,530

1.678% to 5/15/23, 5/15/24(10)	618	625,052

3.106% to 4/8/25, 4/8/26(10)	285	298,970

3.887% to 1/10/27, 1/10/28(10)	486	527,188

14	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Financial (continued)

Citigroup, Inc.: (continued)

4.00% to 12/10/25(10)(11)	$310	$ 313,100

Corporate Office Properties L.P., 2.90%, 12/1/33	226	221,196

Discover Bank, 4.682% to 8/9/23, 8/9/28(10)	270	282,276

Enact Holdings, Inc., 6.50%, 8/15/25(1)	461	504,106

EPR Properties, 3.75%, 8/15/29	457	461,686

Extra Space Storage, L.P., 2.55%, 6/1/31	293	288,674

Goldman Sachs Group, Inc. (The):

1.948% to 10/21/26, 10/21/27(10)	531	528,906

2.65% to 10/21/31, 10/21/32(10)	571	575,145

HAT Holdings I, LLC/HAT Holdings II, LLC:

3.375%, 6/15/26(1)	585	591,634

6.00%, 4/15/25(1)	283	294,603

HSBC Holdings PLC, 2.251% to 11/22/26, 11/22/27(10)	508	509,357

Iron Mountain, Inc.:

4.50%, 2/15/31(1)	449	454,612

5.00%, 7/15/28(1)	161	165,670

JPMorgan Chase & Co.:

0.63%, (SOFR +0.58%), 3/16/24(2)	69	69,152

1.47% to 9/22/26, 9/22/27(10)	618	606,054

2.522% to 4/22/30, 4/22/31(10)	530	536,262

2.739% to 10/15/29, 10/15/30(10)	185	190,276

2.956% to 5/13/30, 5/13/31(10)	361	374,165

KKR Group Finance Co. VII, LLC, 3.625%, 2/25/50(1)	301	324,090

KKR Group Finance Co. X, LLC, 3.25%, 12/15/51(1)	109	108,895

Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(1)(10)	198	197,797

Life Storage, L.P., 2.40%, 10/15/31	382	375,904

Lloyds Banking Group PLC, 2.438% to 2/5/25, 2/5/26(10)	356	363,192

Macquarie Bank, Ltd.:

3.052% to 3/3/31, 3/3/36(1)(10)	630	621,837

3.624%, 6/3/30(1)	255	266,355

National Australia Bank, Ltd., 3.625%, 6/20/23	275	286,368

National Bank of Canada, 0.55% to 11/15/23, 11/15/24(10)	301	297,625

Newmark Group, Inc., 6.125%, 11/15/23	134	143,514

OneMain Finance Corp.:

3.50%, 1/15/27	434	429,653

7.125%, 3/15/26	71	81,045

PNC Financial Services Group, Inc. (The), 2.20%, 11/1/24	875	898,961

Primerica, Inc., 2.80%, 11/19/31	223	225,654

Radian Group, Inc.:

4.875%, 3/15/27	526	564,957

6.625%, 3/15/25	37	40,929

Sabra Health Care, L.P., 3.20%, 12/1/31(7)	465	454,923

SITE Centers Corp., 3.625%, 2/1/25	259	271,378

Societe Generale S.A., 4.75% to 5/26/26(1)(10)(11)	200	203,582

Security	Principal Amount (000’s omitted)	Value

Financial (continued)

Standard Chartered PLC:

1.214% to 3/23/24, 3/23/25(1)(10)	$200	$ 198,443

1.456% to 1/14/26, 1/14/27(1)(10)	226	219,073

1.822% to 11/23/24, 11/23/25(1)(10)	236	235,866

Stewart Information Services Corp., 3.60%, 11/15/31	396	401,406

Stifel Financial Corp., 4.00%, 5/15/30	266	292,025

Sun Communities Operating, L.P.:

2.30%, 11/1/28	141	140,938

2.70%, 7/15/31	112	111,212

Synovus Bank/Columbus, GA:

2.289% to 2/10/22, 2/10/23(10)	529	529,427

4.00% to 10/29/25, 10/29/30(10)	250	260,598

Synovus Financial Corp.:

3.125%, 11/1/22	156	158,546

5.90% to 2/7/24, 2/7/29(10)	35	37,428

Texas Capital Bancshares, Inc., 4.00% to 5/6/26, 5/6/31(10)	240	248,267

Truist Financial Corp.:

1.267% to 3/2/26, 3/2/27(10)	83	81,477

5.10% to 3/1/30(7)(10)(11)	409	458,080

UBS AG, 1.25%, 6/1/26(1)	331	323,630

UBS Group AG:

2.095% to 2/11/31, 2/11/32(1)(10)	359	347,790

4.375% to 2/10/31(1)(10)(11)	219	216,876

UniCredit SpA, 5.459% to 6/30/30, 6/30/35(1)(10)	200	218,133

Westpac Banking Corp., 3.02% to 11/18/31, 11/18/36(10)	223	220,685

		$ 32,876,528

Government - Multinational — 1.7%

Asian Development Bank, 3.125%, 9/26/28	$540	$ 604,723

European Bank for Reconstruction & Development,

1.50%, 2/13/25	475	481,087

European Investment Bank:

1.625%, 5/13/31(7)	925	931,790

2.375%, 5/24/27	1,026	1,078,022

2.875%, 6/13/25(1)	1,892	2,004,042

Inter-American Development Bank, 0.875%, 4/3/25	377	374,296

International Bank for Reconstruction & Development:

0.18%, (SOFR +0.13%), 1/13/23(2)	621	621,385

3.125%, 11/20/25	1,200	1,284,940

International Finance Corp., 0.14%, (SOFR +0.09%), 4/3/24(2)	246	245,999

		$ 7,626,284

15	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Government - Regional —0.2%

Kommuninvest I Sverige AB, 0.375%, 6/19/24(1)	$720	$ 709,918

		$ 709,918

Industrial —0.7%

FedEx Corp., 4.55%, 4/1/46	$290	$ 348,371

Hexcel Corp., 4.20%, 2/15/27	65	69,841

Imola Merger Corp., 4.75%, 5/15/29(1)	249	255,938

Jabil, Inc.:

3.00%, 1/15/31	881	906,399

3.60%, 1/15/30	493	531,284

Owens Corning, 3.95%, 8/15/29	631	692,002

Valmont Industries, Inc.:

5.00%, 10/1/44	55	68,146

5.25%, 10/1/54	340	434,858

		$ 3,306,839

Other Revenue — 0.1%

BlueHub Loan Fund, Inc., 3.099%, 1/1/30	$675	$ 699,145

		$ 699,145

Technology — 0.5%

DXC Technology Co., 2.375%, 9/15/28	$423	$ 413,834

Kyndryl Holdings, Inc.:

2.05%, 10/15/26(1)	380	370,214

2.70%, 10/15/28(1)	117	113,323

Seagate HDD Cayman:

3.375%, 7/15/31	435	425,139

4.091%, 6/1/29	354	367,034

4.875%, 3/1/24	62	65,810

5.75%, 12/1/34(7)	180	207,706

Western Digital Corp., 4.75%, 2/15/26	366	400,680

		$ 2,363,740

Utilities — 1.2%

AES Corp. (The), 2.45%, 1/15/31	$675	$ 658,356

American Water Capital Corp.:

2.30%, 6/1/31	223	223,232

2.95%, 9/1/27	370	390,673

Avangrid, Inc.:

3.15%, 12/1/24	292	305,899

3.80%, 6/1/29	454	494,088

Clearway Energy Operating, LLC, 3.75%, 1/15/32(1)	176	174,933

Consolidated Edison Co. of New York, Inc., 3.35%, 4/1/30	209	225,008

Enel Finance International NV:

1.375%, 7/12/26(1)	209	203,740

Security	Principal Amount (000’s omitted)	Value

Utilities (continued)

Enel Finance International NV: (continued)

2.65%, 9/10/24(1)	$330	$ 340,045

MidAmerican Energy Co.:

3.15%, 4/15/50	215	225,656

4.25%, 7/15/49	300	371,111

NextEra Energy Capital Holdings, Inc., 1.90%, 6/15/28	371	367,374

NextEra Energy Operating Partners, L.P.:

4.25%, 9/15/24(1)	34	35,309

4.50%, 9/15/27(1)	60	64,860

Niagara Mohawk Power Corp., 1.96%, 6/27/30(1)	233	222,897

Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)	664	689,936

Public Service Co. of Colorado, 3.70%, 6/15/28	277	304,329

		$ 5,297,446

Total Corporate Bonds (identified cost $72,888,646)		$ 74,042,396

Preferred Stocks — 0.3%

Security	Shares	Value

Oil, Gas & Consumable Fuels — 0.1%

NuStar Energy, L.P., Series B, 7.625% to 6/15/22(10)	9,964	$ 224,190

		$ 224,190

Real Estate Management & Development — 0.1%

Brookfield Property Partners, L.P.:

Series A, 5.75%	13,670	$ 322,065

Series A2, 6.375%	12,000	307,920

		$ 629,985

Wireless Telecommunication Services — 0.1%

United States Cellular Corp.:

5.50%	22,975	$ 606,540

6.25%	2,200	59,620

		$ 666,160

Total Preferred Stocks (identified cost $1,502,951)		$ 1,520,335

16	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Senior Floating-Rate Loans — 0.7%(12)
Borrower/Description	Principal Amount (000’s omitted)	Value

Building and Development — 0.1%

Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.852%, (1 mo. USD LIBOR +2.75%), 8/21/25	$291	$ 289,610

		$ 289,610

Electronics/Electrical — 0.2%

Hyland Software, Inc., Term Loan, 4.25%, (1 mo. USD LIBOR +3.50%, Floor 0.75%), 7/1/24	$205	$205,783

Informatica, LLC, Term Loan, 2.875%, (1 mo. USD LIBOR + 2.75%), 10/27/28	300	299,287

MA FinanceCo., LLC, Term Loan, 2.854%, (1 mo. USD LIBOR +2.75%), 6/21/24	18	18,018

Seattle Spinco, Inc., Term Loan, 2.854%, (1 mo. USD LIBOR +2.75%), 6/21/24	123	121,682

SS&C European Holdings S.a.r.l., Term Loan, 1.854%, (1 mo. USD LIBOR +1.75%), 4/16/25	30	29,798

SS&C Technologies, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR +1.75%), 4/16/25	37	36,707

Ultimate Software Group, Inc. (The), Term Loan, 3.854%, (1 mo. USD LIBOR +3.75%), 5/4/26	247	246,504

		$ 957,779

Equipment Leasing — 0.0%(8)

Avolon TLB Borrower 1 (US), LLC, Term Loan, 2.50%, (1 mo. USD LIBOR +1.75%, Floor 0.75%), 1/15/25	$147	$ 147,538

		$ 147,538

Health Care — 0.1%

Change Healthcare Holdings, LLC, Term Loan, 3.50%, (1 mo. USD LIBOR +2.50%, Floor 1.00%), 3/1/24	$300	$ 300,106

Ortho-Clinical Diagnostics S.A., Term Loan, 3.103%, (1 mo. USD LIBOR +3.00%), 6/30/25	200	200,179

		$ 500,285

Insurance — 0.1%

Asurion, LLC:

Term Loan, 3.229%, (1 mo. USD LIBOR +3.125%), 11/3/23	$97	$ 97,080

Term Loan, 3.354%, (1 mo. USD LIBOR +3.25%), 12/23/26	60	59,060

USI, Inc., Term Loan, 3.224%, (3 mo. USD LIBOR +3.00%), 5/16/24	226	224,683

		$ 380,823

Leisure Goods/Activities/Movies — 0.1%

Bombardier Recreational Products, Inc., Term Loan, 2.101%, (1 mo. USD LIBOR +2.00%), 5/24/27	$68	$ 67,181

Borrower/Description	Principal Amount (000’s omitted)	Value

Leisure Goods/Activities/Movies (continued)

Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), 2/1/24	$300	$ 300,081

		$ 367,262

Telecommunications — 0.1%

CenturyLink, Inc., Term Loan, 2.354%, (1 mo. USD LIBOR + 2.25%), 3/15/27	$321	$ 317,716

Level 3 Financing, Inc., Term Loan, 1.854%, (1 mo. USD LIBOR +1.75%), 3/1/27	74	73,331

Ziggo Financing Partnership, Term Loan, 2.61%, (1 mo. USD LIBOR +2.50%), 4/30/28	325	321,953

		$ 713,000

Total Senior Floating-Rate Loans (identified cost $3,361,994)		$ 3,356,297

Sovereign Government Bonds — 0.5%

Security	Principal Amount (000’s omitted)	Value

Kreditanstalt fuer Wiederaufbau:

0.75%, 9/30/30	$235	$ 219,720

1.00%, 10/1/26	915	902,596

2.00%, 9/29/22	1,048	1,060,391

Total Sovereign Government Bonds (identified cost $2,205,944)		$ 2,182,707

Taxable Municipal Obligations — 1.6%

Security	Principal Amount (000’s omitted)	Value

General Obligations — 0.4%

Los Angeles Unified School District, CA, 5.75%, 7/1/34(13)	$450	$ 586,237

Massachusetts, Green Bonds, 3.277%, 6/1/46	435	477,378

New York City, NY, 5.206%, 10/1/31(13)	470	560,781

San Francisco City and County, CA, (Social Bonds -Affordable Housing, 2016), 3.921%, 6/15/39	285	318,735

		$ 1,943,131

Special Tax Revenue — 0.6%

California Health Facilities Financing Authority, (No Place Like Home Program):

2.361%, 6/1/26	$405	$ 419,697

2.484%, 6/1/27	290	301,478

2.534%, 6/1/28	360	372,676

17	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

Special Tax Revenue (continued)

California Health Facilities Financing Authority, (No Place Like Home Program): (continued)

2.584%, 6/1/29	$200	$ 207,374

2.984%, 6/1/33	220	229,797

Connecticut, Special Tax Revenue, 5.459%, 11/1/30(13)	300	355,047

New York City Transitional Finance Authority, NY, Future Tax

Secured Revenue Bonds, 5.767%, 8/1/36(13)	600	752,682

		$ 2,638,751

Water and Sewer — 0.6%

District of Columbia Water & Sewer Authority, Green Bonds, 4.814%, 10/1/2114	$130	$ 195,893

Narragansett Bay Commission, RI, Wastewater System Revenue:

Green Bonds, 2.094%, 9/1/30	170	172,654

Green Bonds, 2.184%, 9/1/31	140	141,904

Green Bonds, 2.264%, 9/1/32	125	126,482

Green Bonds, 2.344%, 9/1/33	135	136,046

San Diego County Water Authority, CA:

Green Bonds, 1.531%, 5/1/30	145	140,553

Green Bonds, 1.701%, 5/1/31	130	126,849

Green Bonds, 1.951%, 5/1/34	75	73,229

San Francisco City and County Public Utilities Commission, CA, Water Revenue, Green Bonds, 3.303%, 11/1/39	1,440	1,489,824

		$ 2,603,434

Total Taxable Municipal Obligations (identified cost $6,773,726)		$ 7,185,316

U.S. Government Agencies and Instrumentalities — 0.5%

Security	Principal Amount (000’s omitted)	Value

U.S. Department of Housing and Urban Development:

2.547%, 8/1/22	$137	$ 138,813

2.618%, 8/1/23	69	70,869

2.668%, 8/1/24	240	249,644

2.738%, 8/1/25	240	253,163

3.435%, 8/1/34	220	242,375

3.485%, 8/1/35	125	139,846

3.585%, 8/1/37	225	254,797

U.S. International Development Finance Corp.:

3.22%, 9/15/29	359	384,333

3.52%, 9/20/32	338	371,304

Total U.S. Government Agencies and Instrumentalities (identified cost $2,005,651)		$ 2,105,144

U.S. Government Agency Mortgage-Backed Securities — 3.8%

Security	Principal Amount (000’s omitted)	Value

Federal Home Loan Mortgage Corp., Pool #ZT0383, 3.50%, 3/1/48	$124	$ 132,110

Federal National Mortgage Association:

2.00%, 30-Year, TBA(14)	332	331,253

2.50%, 30-Year, TBA(14)	6,645	6,786,209

3.00%, 30-Year, TBA(14)	7,150	7,411,143

Pool #AN1879, 2.65%, 6/1/26	316	329,212

Pool #AN1909, 2.68%, 7/1/26	347	363,095

Pool #BM3990, 4.00%, 3/1/48	323	346,086

Pool #FM1867, 3.00%, 11/1/49	319	331,147

Pool #FM6803, 2.00%, 4/1/51	260	261,360

Pool #MA3149, 4.00%, 10/1/47	393	421,601

Government National Mortgage Association II:

Pool #CB2653, 2.50%, 3/20/51	340	350,341

Pool #CB8629, 2.50%, 4/20/51	495	511,445

Total U.S. Government Agency Mortgage-Backed Securities (identified cost $17,541,630)		$ 17,575,002

U.S. Treasury Obligations — 3.3%

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bonds:

1.125%, 8/15/40	$99	$ 86,470

1.375%, 8/15/50	497	435,554

1.875%, 2/15/41	481	476,246

1.875%, 2/15/51	166	164,301

2.00%, 8/15/51	338	344,654

2.25%, 5/15/41	6,000	6,305,835

U.S. Treasury Notes:

0.125%, 12/15/23	131	129,506

0.125%, 1/15/24	131	129,357

0.125%, 2/15/24(7)	132	130,304

0.25%, 3/15/24	1,022	1,009,904

0.25%, 6/30/25	89	86,479

0.375%, 10/31/23	259	257,513

0.375%, 4/15/24	133	131,680

0.375%, 9/30/27	166	157,162

0.75%, 11/15/24	105	104,426

0.875%, 11/15/30	12	11,412

1.00%, 7/31/28	500	486,895

1.125%, 2/29/28	1,356	1,336,613

1.125%, 8/31/28	113	110,837

1.25%, 3/31/28	581	575,962

18	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Notes: (continued)

1.25%, 4/30/28	$1,022	$ 1,012,938

1.25%, 6/30/28	717	709,830

1.375%, 10/31/28	678	675,458

1.625%, 5/15/31	112	113,461

Total U.S. Treasury Obligations (identified cost $15,024,442)		$ 14,982,797

Short-Term Investments — 0.7%

Affiliated Fund — 0.1%

Description	Units	Value

Calvert Cash Reserves Fund, LLC, 0.06%(15)	232,492	$ 232,492

Total Affiliated Fund (identified cost $232,485)		$ 232,492

Securities Lending Collateral — 0.6%

Security	Shares	Value

State Street Navigator Securities Lending Government Money

Market Portfolio, 0.03%(16)	2,821,888	$ 2,821,888

Total Securities Lending Collateral (identified cost $2,821,888)		$ 2,821,888

Total Short-Term Investments (identified cost $3,054,373)		$ 3,054,380

Total Purchased Options — 0.0%(8) (identified cost $6,554)		$ 5,344

Total Investments —103.7% (identified cost $366,181,924)		$475,787,019

Other Assets, Less Liabilities — (3.7)%		$(16,867,001)

Net Assets — 100.0%		$458,920,018

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2021, the aggregate value of these securities is $66,382,965 or 14.5% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at December 31, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at December 31, 2021.

(4)	Step coupon security. Interest rate represents the rate in effect at December 31, 2021.

(5)	Represents an investment in an issuer that may be deemed to be an affiliate effective March 1, 2021 (see Note 9).

(6)	Non-income producing security.

(7)	All or a portion of this security was on loan at December 31, 2021. The aggregate market value of securities on loan at December 31, 2021 was $5,474,678.

(8)	Amount is less than 0.05%.

(9)

Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of these securities is $197,111 or less than 0.05% of the Fund’s net assets.

(10)	Security converts to variable rate after the indicated fixed-rate coupon period.

(11)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(12)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

(13)

Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

(14)

TBA (To Be Announced) securities are purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date are determined upon settlement. (15) Affiliated investment company, available to Calvert portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2021.

(16)	Represents investment of cash collateral received in connection with securities lending.

19	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Schedule of Investments — continued

Purchased Put Options — 0.0%(1)

Exchange-Traded Options — 0.0%(1)

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value

U.S. 10-Year Treasury Note Futures 3/2022	18	$2,348,438	$128.50	2/18/22	$5,344

Total					$5,344

(1)	Amount is less than 0.05%.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/ Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 2-Year Treasury Note	92	Long	3/31/22	$20,071,813	$(6,500)

U.S. 5-Year Treasury Note	77	Long	3/31/22	9,315,195	11,594

U.S. 10-Year Treasury Note	44	Long	3/22/22	5,740,625	55,951

U.S. Ultra-Long Treasury Bond	28	Long	3/22/22	5,519,500	127,712

U.S. Long Treasury Bond	(2)	Short	3/22/22	(320,875)	(3,379)

U.S. Ultra 10-Year Treasury Note	(168)	Short	3/22/22	(24,601,500)	(333,405)

U.S. Ultra-Long Treasury Bond	(6)	Short	3/22/22	(1,182,750)	(27,383)

					$(175,410)

Abbreviations:

ADR	–	American Depositary Receipt

LIBOR	–	London Interbank Offered Rate

SOFR	–	Secured Overnight Financing Rate

TBA	–	To Be Announced

Currency Abbreviations:

USD	–	United States Dollar

20	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Statement of Assets and Liabilities

Assets	December 31, 2021
Investments in securities of unaffiliated issuers, at value (identified cost $364,195,193) - including $5,474,678 of securities on loan	$473,819,348
Investments in securities of affiliated issuers, at value (identified cost $1,986,731)	1,967,671
Cash	61,215
Deposits at broker for futures contracts	293,000
Receivable for capital shares sold	100,025
Dividends and interest receivable	854,139
Dividends and interest receivable - affiliated	1,382
Securities lending income receivable	1,413
Tax reclaims receivable	48,206
Directors’ deferred compensation plan	78,012
Total assets	$477,224,411

Liabilities
Payable for variation margin on open futures contracts	$23,892
Payable for investments purchased	176,534
Payable for when-issued/delayed delivery/forward commitment securities	14,531,226
Payable for capital shares redeemed	348,722
Deposits for securities loaned	2,821,888
Payable to affiliates:
Investment advisory fee	158,646
Administrative fee	46,433
Distribution and service fees	2,704
Sub-transfer agency fee	207
Directors’ deferred compensation plan	78,012
Accrued expenses	116,129
Total liabilities	$18,304,393
Net Assets	$458,920,018

Sources of Net Assets
Paid-in capital	$307,788,950
Distributable earnings	151,131,068
Net Assets	$458,920,018

Class I Shares
Net Assets	$445,916,954
Shares Outstanding	160,651,686
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$2.78

Class F Shares
Net Assets	$13,003,064
Shares Outstanding	4,696,928
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$2.77

21	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Statement of Operations

Year Ended
Investment Income	December 31, 2021
Dividend income (net of foreign taxes withheld of $ 44,818)	$3,394,086
Dividend income - affiliated issuers	5,404
Interest and other income	3,985,999
Interest income - affiliated issuers	19,157
Securities lending income, net	9,598

Total investment income	$7,414,244

Expenses
Investment advisory fee	$1,812,900
Administrative fee	530,605
Distribution and service fees:
Class F	25,568
Directors’ fees and expenses	16,930
Custodian fees	11,874
Transfer agency fees and expenses	176,323
Accounting fees	162,721
Professional fees	36,350
Reports to shareholders	34,709
Miscellaneous	21,519

Total expenses	$2,829,499

Net investment income	$4,584,745

Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment securities	$37,539,605
Investment securities - affiliated issuers	619
Futures contracts	444,676
Foreign currency transactions	(5,195)

Net realized gain	$37,979,705
Change in unrealized appreciation (depreciation):
Investment securities	$18,190,439
Investment securities - affiliated issuers	14,662
Futures contracts	(166,183)
Foreign currency	(1,464)

Net change in unrealized appreciation (depreciation)	$18,037,454

Net realized and unrealized gain	$56,017,159

Net increase in net assets from operations	$60,601,904

22	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2021	2020
From operations:
Net investment income	$4,584,745	$5,130,781
Net realized gain	37,979,705	12,854,571
Net change in unrealized appreciation (depreciation)	18,037,454	36,312,374

Net increase in net assets from operations	$60,601,904	$54,297,726
Distributions to shareholders:
Class I	$(18,133,416)	$(17,095,943)
Class F	(482,625)	(305,549)

Total distributions to shareholders	$(18,616,041)	$(17,401,492)
Capital share transactions:
Class I	$(3,410,574)	$9,550,261
Class F	4,225,654	2,257,686

Net increase in net assets from capital share transactions	$815,080	$11,807,947

Net increase in net assets	$42,800,943	$48,704,181

Net Assets
At beginning of year	$416,119,075	$367,414,894
At end of year	$458,920,018	$416,119,075

23	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Financial Highlights

	Class I
	Year Ended December 31,
	2021		2020		2019		2018	2017
Net asset value — Beginning of year	$2.52		$2.29		$1.94		$2.23	$2.05

Income (Loss) From Operations
Net investment income(1)	$0.03		$0.03		$0.04		$0.04	$0.04
Net realized and unrealized gain (loss)	0.34		0.31		0.43		(0.08)	0.20

Total income (loss) from operations	$0.37		$0.34		$0.47		$(0.04)	$0.24

Less Distributions
From net investment income	$(0.03)		$(0.04)		$(0.04)		$(0.04)	$(0.04)
From net realized gain	(0.08)		(0.07)		(0.08)		(0.21)	(0.02)

Total distributions	$(0.11)		$(0.11)		$(0.12)		$(0.25)	$(0.06)

Net asset value — End of year	$2.78		$2.52		$2.29		$1.94	$2.23

Total Return(2)	15.12%		15.26%		24.40%		(2.67)%	12.16%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$445,917		$408,223		$362,392		$296,345	$329,060
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.63%		0.63%		0.62%		0.72%	0.69%
Net expenses	0.63%		0.63%		0.62%		0.70%	0.68%
Net investment income	1.04%		1.39%		1.68%		1.66%	1.73%
Portfolio Turnover	93	%(4)	104	%(4)	70	%(4)	77%	132%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Includes the effect of To-Be-Announced (TBA) transactions.

24	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Financial Highlights — continued

	Class F
	Year Ended December 31,
	2021		2020		2019		2018	2017
Net asset value — Beginning of year	$2.52		$2.30		$1.95		$2.24	$2.08

Income (Loss) From Operations
Net investment income(1)	$0.02		$0.03		$0.03		$0.03	$0.03
Net realized and unrealized gain (loss)	0.34		0.30		0.44		(0.07)	0.19

Total income (loss) from operations	$0.36		$0.33		$0.47		$(0.04)	$0.22

Less Distributions
From net investment income	$(0.03)		$(0.04)		$(0.04)		$(0.04)	$(0.04)
From net realized gain	(0.08)		(0.07)		(0.08)		(0.21)	(0.02)

Total distributions	$(0.11)		$(0.11)		$(0.12)		$(0.25)	$(0.06)

Net asset value — End of year	$2.77		$2.52		$2.30		$1.95	$2.24

Total Return(2)	14.72%		14.76%		24.28%		(2.65)%	11.01%

Ratios/Supplemental Data
Net assets, end of year (000’s omitted)	$13,003		$7,896		$5,023		$1,920	$1,540
Ratios (as a percentage of average daily net assets):(3)
Total expenses	0.88%		0.88%		0.86%		0.96%	1.40%
Net expenses	0.88%		0.88%		0.86%		0.96%	1.08%
Net investment income	0.79%		1.13%		1.44%		1.40%	1.30%
Portfolio Turnover	93	%(4)	104	%(4)	70	%(4)	77%	132%

(1)	Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect fees and expenses imposed by variable annuity contracts or variable life insurance policies. If included, total return would be lower.

(3)

Total expenses do not reflect amounts reimbursed and/or waived by the adviser and certain of its affiliates, if applicable. Net expenses are net of all reductions and represent the net expenses paid by the Fund.

(4)	Includes the effect of To-Be-Announced (TBA) transactions.

25	See Notes to Financial Statements.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements

1 Significant Accounting Policies

Calvert VP SRI Balanced Portfolio (the Fund) is a diversified series of Calvert Variable Series, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The investment objective of the Fund is to seek to provide a competitive total return through an actively managed portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity.

Shares of the Fund are sold without sales charge to insurance companies for allocation to certain of their variable separate accounts and to qualified pension and retirement plans and other eligible investors. The Fund offers Class I and Class F shares. Among other things, each class has different: (a) dividend rates due to differences in Distribution Plan expenses and other class-specific expenses; (b) exchange privileges; and (c) class-specific voting rights.

The Fund applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (ASC 946). Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

A Investment Valuation — Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors (the Board) to value its investments wherever possible. Investments for which market quotations are not available or deemed not reliable are fair valued in good faith under the direction of the Board.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation techniques used to value the Fund’s investments by major category are as follows:

Equity Securities. Equity securities (including warrants and rights) listed on a U.S. securities exchange generally are valued at the last sale or closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price and are categorized as Level 1 in the hierarchy. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices and are categorized as Level 2 in the hierarchy.

Debt Securities. Debt securities are generally valued based on valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. Accordingly, debt securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities with a remaining maturity at time of purchase of more than sixty days are valued based on valuations provided by a third party pricing service. Such securities are generally categorized as Level 2 in the hierarchy. Short-term debt securities of sufficient credit quality purchased with remaining maturities of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Senior Floating-Rate Loans. Interests in senior floating-rate loans for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service, and are categorized as Level 2 in the hierarchy.

Affiliated Fund. The Fund may invest in Calvert Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Calvert Research and Management (CRM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day and are categorized as Level 2 in the hierarchy. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Other Securities. Investments in registered investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value per share on the valuation day and are categorized as Level 1 in the hierarchy.

Derivatives. Futures contracts are valued at unrealized appreciation (depreciation) based on the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority and are categorized as Level 1 in the hierarchy.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements — continued

Fair Valuation. If a market value cannot be determined for a security using the methodologies described above, or if, in the good faith opinion of the Fund’s adviser, the market value does not constitute a readily available market quotation, or if a significant event has occurred that would materially affect the value of the security, the security will be fair valued as determined in good faith by or at the direction of the Board in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed, and the differences could be material.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2021, based on the inputs used to value them:

Asset Description	Level 1	Level 2	Level 3	Total

Asset-Backed Securities	$—	$30,206,929	$—	$30,206,929

Collateralized Mortgage Obligations	—	8,031,376	—	8,031,376

Commercial Mortgage-Backed Securities	—	19,487,479	—	19,487,479

Common Stocks	291,854,406 (1)	—	—	291,854,406

Convertible Bonds	—	197,111	—	197,111

Corporate Bonds	—	74,042,396	—	74,042,396

Preferred Stocks	1,520,335	—	—	1,520,335

Senior Floating-Rate Loans	—	3,356,297	—	3,356,297

Sovereign Government Bonds	—	2,182,707	—	2,182,707

Taxable Municipal Obligations	—	7,185,316	—	7,185,316

U.S. Government Agencies and Instrumentalities	—	2,105,144	—	2,105,144

U.S. Government Agency Mortgage-Backed Securities	—	17,575,002	—	17,575,002

U.S. Treasury Obligations	—	14,982,797	—	14,982,797

Short-Term Investments:

Affiliated Fund	—	232,492	—	232,492

Securities Lending Collateral	2,821,888	—	—	2,821,888

Purchased Put Options	5,344	—	—	5,344

Total Investments	$296,201,973	$179,585,046	$—	$475,787,019

Futures Contracts	$195,257	$—	$—	$195,257

Total	$296,397,230	$179,585,046	$—	$475,982,276

Liability Description

Futures Contracts	$(370,667)	$—	$—	$(370,667)

Total	$(370,667)	$—	$—	$(370,667)

(1) The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

B Investment Transactions and Income — Investment transactions for financial statement purposes are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities or, in the case of dividends on certain foreign securities, as soon as the Fund is informed of the ex-dividend date. Non-cash dividends are recorded at the fair value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Distributions received that represent a return of capital are recorded as a reduction of cost of investments. Distributions received that represent a capital gain are recorded as a realized gain. Interest income, which includes

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements — continued

amortization of premium and accretion of discount on debt securities, is accrued as earned. The Fund may earn certain fees in connection with its investments in senior floating-rate loans. These fees are in addition to interest payments earned and may include amendment fees, consent fees and prepayment fees, which are recorded to income as earned. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note.

C Share Class Accounting — Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based upon the relative net assets of each class to the total net assets of the Fund. Expenses arising in connection with a specific class are charged directly to that class.

D Foreign Currency Transactions — The Fund’s accounting records are maintained in U.S. dollars. For valuation of assets and liabilities on each date of net asset value determination, foreign denominations are converted into U.S. dollars using the current exchange rate. Security transactions, income and expenses are translated at the prevailing rate of exchange on the date of the event. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E Senior Floating-Rate Loans — The Fund may invest in direct debt instruments, which are interests in amounts owed to lenders or lending syndicates by corporate, governmental, or other borrowers. The Fund’s investment in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower of the loan. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt of such payments by the lender from the borrower. The Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is issuing the participation interest.

F Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The commitments, if any, are disclosed in the accompanying Schedule of Investments.

G Futures Contracts — The Fund may enter into futures contracts to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Fund’s ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts’ terms. Futures contracts are designed by boards of trade, which are designated “contracts markets” by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange, and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Fund.

H Options Contracts — Upon the purchase of a call or put option, the premium paid by the Fund is included in the Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Fund’s policies on investment valuations discussed above. Premiums paid for purchasing options that expire are treated as realized losses. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

I Distributions to Shareholders — Distributions to shareholders are recorded by the Fund on ex-dividend date. The Fund distributes any net investment income and net realized capital gains at least annually. Both types of distributions are made in shares of the Fund unless an election is made on behalf of a separate account to receive some or all of the distributions in cash. Distributions are declared separately for each class of shares. Distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP; accordingly, periodic reclassifications are made within the Fund’s capital accounts to reflect income and gains available for distribution under income tax regulations.

J Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements — continued

K Indemnifications — The Corporation’s By-Laws provide for indemnification for Directors or officers of the Corporation and certain other parties, to the fullest extent permitted by Maryland law and the 1940 Act, provided certain conditions are met. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

L Federal Income Taxes — No provision for federal income or excise tax is required since the Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund’s financial statements. A Fund’s federal tax return is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

M When-Issued Securities and Delayed Delivery Transactions — The Fund may purchase securities on a delayed delivery, when-issued or forward commitment basis, including TBA (To Be Announced) securities. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Fund maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery, when-issued or forward commitment basis are marked-to-market daily and begin earning interest on settlement date. Such security purchases are subject to the risk that when delivered they will be worth less than the agreed upon payment price. Losses may also arise if the counterparty does not perform under the contract. A forward purchase commitment may be closed by entering into an offsetting commitment. If an offsetting commitment is entered into, the Fund will realize a gain or loss on investments based on the price established when the Fund entered into the commitment.

2 Related Party Transactions

The investment advisory fee is earned by CRM as compensation for investment advisory services rendered to the Fund. On March 1, 2021, Morgan Stanley acquired Eaton Vance Corp. (the “Transaction”) and CRM became an indirect, wholly-owned subsidiary of Morgan Stanley. In connection with the Transaction, the Fund entered into a new investment advisory agreement (the “New Agreement”) with CRM, which took effect on March 1, 2021. Pursuant to the New Agreement (and the Fund’s investment advisory agreement with CRM in effect prior to March 1, 2021), the fee is computed at an annual rate as a percentage of the Fund’s average daily net assets as follows and is payable monthly:

Average Daily Net Assets	Annual Fee Rate

Up to and including $500 million	0.41%

Over $500 million up to and including $1 billion	0.36%

Over $1 billion	0.325%

For the year ended December 31, 2021, the investment advisory fee amounted to $1,812,900 or 0.41% of the Fund’s average daily net assets. The Fund may invest its cash in Cash Reserves Fund. CRM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

The administrative fee is earned by CRM as compensation for administrative services rendered to the Fund. The fee is computed at an annual rate of 0.12% of the Fund’s average daily net assets attributable to Class I and Class F and is payable monthly. For the year ended December 31, 2021, CRM was paid administrative fees of $530,605.

The Fund has in effect a distribution plan for Class F shares (Class F Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class F Plan, the Fund pays Eaton Vance Distributors, Inc. (EVD), an affiliate of CRM and the Fund’s principal underwriter, a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class F shares for distribution services and facilities provided to the Fund, as well as for personal and/or account maintenance services provided to the class shareholders. Distribution and service fees paid or accrued for the year ended December 31, 2021 amounted to $25,568 for Class F shares.

Eaton Vance Management (EVM), an affiliate of CRM, provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended December 31, 2021, sub-transfer agency fees and expenses incurred to EVM amounted to $900 and are included in transfer agency fees and expenses on the Statement of Operations.

Each Director of the Fund who is not an employee of CRM or its affiliates receives an annual fee of $154,000 ($214,000 effective January 1, 2022), plus an annual Committee fee ranging from $8,500 to $16,500 depending on the Committee. The Board chair receives an additional $30,000 annual fee, Committee chairs receive an additional $6,000 annual fee and the special equities liaison receives an additional $2,500 annual fee. Eligible Directors may participate in a Deferred Compensation Plan (the Plan). Amounts deferred under the Plan are treated as though equal dollar amounts had been invested in

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements — continued

shares of the Fund or other Calvert funds selected by the Directors. The Fund purchases shares of the funds selected equal to the dollar amounts deferred under the Plan, resulting in an asset equal to the deferred compensation liability. Obligations of the Plan are paid solely from the Fund’s assets. Directors’ fees are allocated to each of the Calvert funds served. Salaries and fees of officers and Directors of the Fund who are employees of CRM or its affiliates are paid by CRM.

3 Shareholder Servicing Plan

The Corporation, on behalf of the Fund, has adopted a Shareholder Servicing Plan (Servicing Plan), which permits the Fund to enter into shareholder servicing agreements with intermediaries that maintain accounts in the Fund for the benefit of shareholders. These services may include, but are not limited to, processing purchase and redemption requests, processing dividend payments, and providing account information to shareholders. Under the Servicing Plan, the Fund may make payments at an annual rate of up to 0.11% of its average daily net assets. For the year ended December 31, 2021, expenses incurred under the Servicing Plan amounted to $174,363, and are included in transfer agency fees and expenses on the Statement of Operations.

4 Investment Activity

During the year ended December 31, 2021, the cost of purchases and proceeds from sales of investments, other than U.S. government and agency securities and short-term securities and including maturities, paydowns and principal repayments on senior floating-rate loans, were $202,216,030 and $208,713,811, respectively. Purchases and sales of U.S. government and agency securities, including paydowns, were $213,043,486 and $212,829,821, respectively.

5 Distributions to Shareholders and Income Tax Information

The tax character of distributions declared for the years ended December 31, 2021 and December 31, 2020 was as follows:

	Year Ended December 31,

	2021	2020

Ordinary income	$6,894,232	$10,120,796

Long-term capital gains	$11,721,809	$7,280,696

As of December 31, 2021, the components of distributable earnings (accumulated loss) on a tax basis were as follows:

Undistributed ordinary income	$8,475,486

Undistributed long-term capital gains	33,570,268

Net unrealized appreciation	109,085,314

Distributable earnings	$151,131,068

The cost and unrealized appreciation (depreciation) of investments, including open derivative contracts, of the Fund at December 31, 2021, as determined on a federal income tax basis, were as follows:

Aggregate cost	$366,695,106

Gross unrealized appreciation	$112,049,197

Gross unrealized depreciation	(2,962,628)

Net unrealized appreciation	$109,086,569

6 Financial Instruments

A summary of futures contracts and options contracts outstanding at December 31, 2021 is included in the Schedule of Investments. During the year ended December 31, 2021, the Fund used futures contracts and options on futures contracts to hedge interest rate risk and to manage duration.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements — continued

At December 31, 2021, the fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk was as follows:

Derivative	Statement of Assets and Liabilities Caption	Assets		Liabilities

Futures contracts	Distributable earnings	$195,257	(1)	$(370,667)(1)

Purchased options	Investments in securities of unaffiliated issuers, at value	5,344		—

Total		$200,601		$(370,667)

(1)	Only the current day’s variation margin is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts, as applicable.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended December 31, 2021 was as follows:

Statement of Operations Caption

Net realized gain (loss):

Investment securities(1)	$(3,845)

Futures contracts	444,676

Total	$440,831

Change in unrealized appreciation (depreciation):

Investment securities(1)	$(1,210)

Futures contracts	(166,183)

Total	$(167,393)

(1)	Relates to purchased options.

The average notional cost of futures contracts (long) and futures contracts (short) outstanding during the year ended December 31, 2021 was approximately $18,669,000 and $25,582,000, respectively. The average number of purchased options contracts outstanding during the year ended December 31, 2021 was 9 contracts.

7 Securities Lending

To generate additional income, the Fund may lend its securities pursuant to a securities lending agency agreement with State Street Bank and Trust Company (SSBT), the securities lending agent. Security loans are subject to termination by the Fund at any time and, therefore, are not considered illiquid investments. The Fund requires that the loan be continuously collateralized by either cash or securities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Fund on the next business day. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of SSBT. Any gain or loss in the market price of the loaned securities that might occur and any interest earned or dividends declared during the term of the loan would accrue to the account of the Fund. Income earned on the investment of collateral, net of broker rebates and other expenses incurred by the securities lending agent, is split between the Fund and the securities lending agent based on agreed upon contractual terms. Non-cash collateral, if any, is held by the lending agent on behalf of the Fund and cannot be sold or re-pledged by the Fund; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.

The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities, possible loss of rights to the collateral should the borrower fail financially, as well as risk of loss in the value of the collateral or the value of the investments made with the collateral. The securities lending agent shall indemnify the Fund in the case of default of any securities borrower.

At December 31, 2021, the total value of securities on loan, including accrued interest, was $5,510,038 and the total value of collateral received was $5,631,631, comprised of cash of $2,821,888 and U.S. government and/or agencies securities of $2,809,743.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements — continued

The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of December 31, 2021.

	Remaining Contractual Maturity of the Transactions

	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total

Corporate Bonds	$2,691,920	$—	$—	$—	$2,691,920

U.S. Treasury Obligations	129,968	—	—	—	129,968
Total	$2,821,888	$—	$—	$—	$2,821,888

The carrying amount of the liability for deposits for securities loaned at December 31, 2021 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 1A) at December 31, 2021.

8 Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates, including CRM, in an $800 million unsecured line of credit with a group of banks, which is in effect through October 25, 2022. Borrowings are made by the Fund solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Fund based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. In connection with the renewal of the agreement in October 2021, an arrangement fee of $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time.

The Fund had no borrowings pursuant to its line of credit during the year ended December 31, 2021.

9 Affiliated Issuers and Funds

The Fund invested in issuers that may be deemed to be affiliated with Morgan Stanley. At December 31, 2021, the value of the Fund’s investment in affiliated issuers and funds was $1,967,671, which represents 0.4% of the Fund’s net assets. Transactions in affiliated issuers and funds by the Fund for the year ended December 31, 2021 were as follows:

				Net	Change in
	Value,			realized	unrealized	Value,	Interest/	Principal
	beginning		Sales	gain	appreciation	end of	Dividend	amount/Units,
Name	of period	Purchases	proceeds	(loss)	(depreciation)	period	income	end of period

Commercial Mortgage-Backed Securities

Morgan Stanley Capital I Trust:

Series 2017-CLS, Class A, 0.81%, (1 mo. USD LIBOR +0.70%), 11/15/34(1)	$ —	$140,109	$ —	$ —	$ (689)	$ 685,150	$ 4,250	$ 685,000

Series 2017-CLS, Class E, 2.06%, (1 mo. USD LIBOR +1.95%), 11/15/34(1)	—	78,938	—	—	(42)	78,896	117	79,000

Series 2017-CLS, Class F, 2.71%, (1 mo. USD LIBOR +2.60%), 11/15/34(1)	—	169,317	—	—	(840)	168,469	1,293	169,000

Series 2019-BPR, Class A, 1.51%, (1 mo. USD LIBOR +1.40%), 5/15/36(1)	—	—	—	—	8,764	533,095	6,877	539,000

Series 2019-BPR, Class B, 2.21%, (1 mo. USD LIBOR +2.10%), 5/15/36(1)	—	—	—	—	5,431	178,500	3,619	187,000

Series 2019-BPR, Class C, 3.16%, (1 mo. USD LIBOR +3.05%), 5/15/36(1)	—	—	—	—	5,372	91,069	2,678	100,000

Corporate Bonds

Morgan Stanley, 0.71%, (SOFR +0.70%), 1/20/23(1)	—	—	(716,112)	2,112	(3,384)	—	323	—

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements — continued

				Net	Change in
	Value,			realized	unrealized	Value,	Interest/	Principal
	beginning		Sales	gain	appreciation	end of	Dividend	amount/Units,
Name	of period	Purchases	proceeds	(loss)	(depreciation)	period	income	end of period

Short-Term Investments

Calvert Cash Reserves Fund, LLC	$7,856,807	$129,000,781	$(136,623,653)	$(1,493)	$50	$232,492	$5,404	232,492

Totals				$619	$14,662	$1,967,671	$24,561

(1) May be deemed to be an affiliated issuer as of March 1, 2021 (see Note 2).

10 Capital Shares

The Corporation may issue its shares in one or more series (such as the Fund). The authorized shares of the Fund consist of 500,000,000 common shares, $0.01 par value, for each Class.

Transactions in capital shares for the years ended December 31, 2021 and December 31, 2020 were as follows:

	Year Ended		Year Ended

	December 31, 2021		December 31, 2020

	Shares	Amount	Shares	Amount

Class I

Shares sold	9,350,542	$25,017,694	13,186,923	$30,978,919

Reinvestment of distributions	6,842,798	18,133,416	7,305,959	17,095,943

Shares redeemed	(17,282,540)	(46,561,684)	(16,928,416)	(38,524,601)

Net increase (decrease)	(1,089,200)	$(3,410,574)	3,564,466	$9,550,261

Class F

Shares sold	1,857,812	$5,015,150	1,508,379	$3,492,301

Reinvestment of distributions	182,813	482,625	130,576	305,549

Shares redeemed	(471,455)	(1,272,121)	(698,255)	(1,540,164)

Net increase	1,569,170	$4,225,654	940,700	$2,257,686

At December 31, 2021, separate accounts of three insurance companies each owned more than 10% of the value of the outstanding shares of the Fund, aggregating 65.9%.

11 Risks and Uncertainties

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

12 Change in Independent Registered Public Accounting Firm

On July 30, 2021, KPMG LLP (“KPMG”) informed the Audit Committee and Board of the Corporation that it was resigning as the independent registered public accounting firm to the Corporation, as upon Morgan Stanley’s acquisition of Eaton Vance Corp., the parent company of CRM (the investment adviser to each series of the Corporation), KPMG would no longer be independent of the Corporation. The Audit Committee of the Board and the Board approved the selection of Deloitte & Touche LLP (“Deloitte”) as the independent registered public accounting firm for the funds that are series of the Corporation (the “Funds”) for the fiscal year ending December 31, 2021 to be effective upon KPMG’s resignation and Deloitte’s acceptance of the engagement which became effective July 30, 2021.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Notes to Financial Statements — continued

KPMG’s reports on the financial statements for the Funds for the fiscal periods ended December 31, 2019 and December 31, 2020 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

During the fiscal periods ended December 31, 2019 and December 31, 2020, and during the subsequent interim period through July 30, 2021: neither the Funds, nor anyone on their behalf, consulted with Deloitte on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of Item 304).

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Calvert Variable Series, Inc. and Shareholders of Calvert VP SRI Balanced Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Calvert VP SRI Balanced Portfolio (the “Fund”) (one of the funds constituting Calvert Variable Series, Inc.), including the schedule of investments, as of December 31, 2021, the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2021, and the results of its operations, changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America. The statement of changes in net assets for the year ended December 31, 2020, and the financial highlights for the years ended December 31, 2020, 2019, 2018, and 2017 were audited by other auditors whose report, dated February 18, 2021, expressed an unqualified opinion on that financial statement and those financial highlights.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian, brokers and selling or agent banks; when replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 18, 2022

We have served as the auditor of one or more Calvert investment companies since 2021.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Federal Tax Information (Unaudited)

As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified business income, the dividends received deduction for corporations, 163(j) interest dividends and capital gains dividends.

Qualified Business Income. For the fiscal year ended December 31, 2021, the Fund designates approximately $58,796, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2021 ordinary income dividends, 41.51% qualifies for the corporate dividends received deduction.

163(j) Interest Dividends. For the fiscal year ended December 31, 2021, the Fund designates 36.96% of distributions from net investment income as a 163(j) interest dividend.

Capital Gains Dividends. The Fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2021, $33,578,487 or, if subsequently determined to be different, the net capital gain of such year.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Management and Organization

Fund Management. The Directors of Calvert Variable Series, Inc. (the Corporation) are responsible for the overall management and supervision of the affairs of the Corporation. The Board members and officers of the Corporation are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Board member holds office until his or her successor is elected and qualified, or until his or her earlier death, resignation, retirement, removal or disqualification. Under the terms of the Fund’s current Board member retirement policy, an Independent Board member must retire at the end of the calendar year in which he or she turns 75. However, if such retirement would cause the Fund to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement will not become effective until such time as action has been taken for the Fund to be in compliance therewith. The “noninterested Directors” consist of those Directors who are not “interested persons” of the Corporation, as that term is defined under the 1940 Act. The business address of each Board member and the Chief Compliance Officer is 1825 Connecticut Avenue, NW, Suite 400, Washington, DC 20009 and the business address of the Secretary, Vice President and Chief Legal Officer and the Treasurer is Two International Place, Boston, Massachusetts 02110. As used below, “CRM” refers to Calvert Research and Management and “Eaton Vance” refers to Eaton Vance Management. Each Director oversees 39 funds in the Calvert fund complex. Effective March 1, 2021, each of Eaton Vance and CRM are indirect, wholly-owned subsidiaries of Morgan Stanley. Each officer affiliated with CRM may hold a position with other CRM affiliates that is comparable to his or her position with CRM listed below.

Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Interested Director

John H. Streur(1) 1960	Director and President	Since 2015

President and Chief Executive Officer of CRM (since December 31, 2016). President and Chief Executive Officer of Calvert Investments, Inc. (January 2015 - December 2016); Chief Executive Officer of Calvert Investment Distributors, Inc. (August 2015 - December 2016); Chief Compliance Officer of Calvert Investment Management, Inc. (August 2015 - April 2016); President and Director, Portfolio 21 Investments, Inc. (through October 2014); President, Chief Executive Officer and Director, Managers Investment Group LLC (through January 2012); President and Director, The Managers Funds and Managers AMG Funds (through January 2012).

Other Directorships. Portfolio 21 Investments, Inc. (asset management) (through October 2014); Managers Investment Group LLC (asset management) (through January 2012); The Managers Funds (asset management) (through January 2012); Managers AMG Funds (asset management) (through January 2012); Calvert Impact Capital, Inc.

Noninterested Directors

Richard L. Baird, Jr. 1948	Director	Since 2016

Regional Disaster Recovery Lead, American Red Cross of Greater Pennsylvania (since 2017). Volunteer, American Red Cross (since 2015). Former President and CEO of Adagio Health Inc. (retired in 2014) in Pittsburgh, PA.

Other Directorships. None.

Alice Gresham Bullock 1950	Chair and Director	Since 2016 (Chair); Since 2008 (Director)

Professor Emerita at Howard University School of Law. Dean Emerita of Howard University School of Law and Deputy Director of the Association of American Law Schools (1992-1994).

Other Directorships. None.

Cari M. Dominguez 1949	Director	Since 2016	Former Chair of the U.S. Equal Employment Opportunity Commission. Other Directorships. ManpowerGroup Inc. (workforce solutions company); Triple S Management Corporation (managed care); National Association of Corporate Directors.

John G. Guffey, Jr. 1948	Director	Since 2016	President of Aurora Press Inc., a privately held publisher of trade paperbacks (since January 1997). Other Directorships. Calvert Impact Capital, Inc. (through December 31, 2018); Calvert Ventures, LLC.

Miles D. Harper, III 1962	Director	Since 2016

Partner, Carr Riggs & Ingram (public accounting firm) since October 2014. Partner, Gainer Donnelly & Desroches (public accounting firm) (now Carr Riggs & Ingram) (November 1999 - September 2014).

Other Directorships. Bridgeway Funds (9) (asset management).

Joy V. Jones 1950	Director	Since 2016	Attorney. Other Directorships. Palm Management Corporation.

Calvert

VP SRI Balanced Portfolio

December 31, 2021

Management and Organization — continued

Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience

Noninterested Directors (continued)

Anthony A. Williams 1951	Director	Since 2016

CEO and Executive Director of the Federal City Council (July 2012 to present); Senior Adviser and Independent Consultant for King and Spalding LLP (September 2015 to present); Executive Director of Global Government Practice at the Corporate Executive Board (January 2010 to January 2012).

Other Directorships. Freddie Mac; Evoq Properties/Meruelo Maddux Properties, Inc. (real estate management); Weston Solutions, Inc. (environmental services); Bipartisan Policy Center’s Debt Reduction Task Force; Chesapeake Bay Foundation; Catholic University of America; Urban Institute (research organization); The Howard Hughes Corporation (real estate development).

Name and Year of Birth	Corporation Position(s)	Length of Service	Principal Occupation(s) During Past Five Years

Principal Officers who are not Directors

Hope L. Brown 1973	Chief Compliance Officer	Since 2014	Chief Compliance Officer of 39 registered investment companies advised by CRM (since 2014). Vice President and Chief Compliance Officer, Wilmington Funds (2012-2014).

Deidre E. Walsh 1971	Secretary, Vice President and Chief Legal Officer	Since 2021	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2021). Also Vice President of Eaton Vance and certain of its affiliates and officer of 138 registered investment companies advised or administered by Eaton Vance.

James F. Kirchner 1967	Treasurer	Since 2016	Vice President of CRM and officer of 39 registered investment companies advised by CRM (since 2016). Also Vice President of Eaton Vance and certain of its affiliates and officer of 138 registered investment companies advised or administered by Eaton Vance.

(1)	Mr. Streur is an interested person of the Fund because of his positions with the Fund’s adviser and certain affiliates.

The SAI for the Fund includes additional information about the Directors and officers of the Fund and can be obtained without charge on Calvert’s website at www.calvert.com or by calling 1-800-368-2745.

Calvert Funds

Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
∎ Social Security number and income
∎ investment experience and risk tolerance
∎ checking account number and wire transfer instructions

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?

For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No

For our marketing purposes — to offer our products and services to you	Yes	No

For joint marketing with other financial companies	No	We don’t share

For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes

For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No

For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share

For our investment management affiliates to market to you	Yes	Yes

For our affiliates to market to you	No	We don’t share

For nonaffiliates to market to you	No	We don’t share

To limit our sharing	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.

Questions?	Call toll-free 1-800-368-2745 or email: CRMPrivacy@calvert.com

Calvert Funds

Privacy Notice — continued	April 2021

Page 2

Who we are

Who is providing this notice?

Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)

What we do

How does Eaton Vance protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.

How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
∎ open an account or make deposits or withdrawals from your account
∎ buy securities from us or make a wire transfer
∎ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?	Federal law gives you the right to limit only
∎ sharing for affiliates’ everyday business purposes — information about your creditworthiness
∎ affiliates from using your information to market to you
∎ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions

Investment Management Affiliates

Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker-dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
∎ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
∎ Eaton Vance does not share with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
∎ Eaton Vance doesn’t jointly market.

Other important information

Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.

California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Calvert Funds

IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Calvert funds, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Calvert funds, or your financial intermediary, otherwise. If you would prefer that your Calvert fund documents not be householded, please contact Calvert funds at 1- 800- 368- 2745, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Calvert fund documents will typically be effective within 30 days of receipt by Calvert funds or your financial intermediary. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings. Each Calvert fund files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Calvert website at www.calvert.com, by calling Calvert at 1-800-368-2745 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting. The Proxy Voting Guidelines that each Calvert fund uses to determine how to vote proxies relating to portfolio securities is provided as an Appendix to the fund’s Statement of Additional Information. The Statement of Additional Information can be obtained free of charge by calling the Calvert funds at 1-800-368-2745, by visiting the Calvert funds’ website at www.calvert.com or visiting the SEC’s website at www. sec. gov. Information regarding how a Calvert fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available by calling Calvert funds, by visiting the Calvert funds’ website at www.calvert.com or by visiting the SEC’s website at www.sec.gov.

Investment Adviser and Administrator

Calvert Research and Management

1825 Connecticut Avenue NW, Suite 400

Washington, DC 20009

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

1825 Connecticut Avenue NW, Suite 400

Washington, DC 20009

*

FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

24217    12.31.21

Printed on recycled paper.

TRANSAMERICA FINANCIAL LIFE INSURANCE COMPANY

c/o Transamerica Retirement Solutions

440 Mamaroneck Avenue

Harrison, NY 10528

1971446 12/21

(b)	Not Applicable.

Item 2:	Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other officers who serve a similar function.

(b)	The Registrant’s code of ethics is reasonably designed as described in this Form N-CSR.

(c)	During the period covered by the report no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, the Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(e)	Not Applicable.

(f)	The Registrant has filed this code of ethics as an exhibit pursuant to Item 13(a)(1) of Form N-CSR.

Item 3:	Audit Committee Financial Experts.

The Registrant’s Board of Trustees has determined that Sandra N. Bane, and John W. Waechter are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Ms. Bane, and Mr. Waechter are “independent” under the standards set forth in Item 3 of Form N-CSR. The designation of Ms. Bane, and Mr. Waechter as “audit committee financial experts” pursuant to Item 3 of Form N-CSR does not (i) impose upon them any duties, obligations, or liabilities that are greater than the duties, obligations and liabilities imposed upon them as a member of the Registrant’s audit committee or Board of Trustees in the absence of such designation; or (ii) affect the duties, obligations or liabilities of any other member of the Registrant’s audit committee or Board of Trustees.

Item 4:	Principal Accountant Fees and Services.

		Fiscal Year Ended 12/31 (in thousands)
		2021	2020
(a)	Audit Fees	$48	$48
(b)	Audit Related Fees(1)	$0	$0
(c)	Tax Fees(2)	$0	$0
(d)	All Other Fees(3)	$0	$0

(1)

Audit-Related Fees represent assurance and related services provided that are reasonably related to the performance of the audit of the financial statements including review of documents and issuances of consents related to Securities and Exchange Commission Form N-3 filing of the funds comprising the Registrant.

(2)

Tax Fees represent tax compliance, tax planning and tax advice services provided in connection with the review of the distributions for excise tax purposes, fiscal year end taxable income calculations and certain fiscal year end shareholder reporting items on behalf of the funds comprising the Registrant.

(3)	All Other Fees represent permissible non-audit services for the Registrant that it believes are routine and recurring services and would not impair the independence of the accountant.

(e)(1)

Audit Committee Pre-Approval Policies and Procedures. Generally, the Registrant’s Audit Committee must preapprove (i) all audit and non-audit services performed for the Registrant by the independent accountant and (ii) all non-audit services performed by the Registrant’s independent accountant for the Registrant’s investment adviser, and certain of the adviser’s affiliates that provide ongoing services to the Registrant, if the services to be provided by the accountant relate directly to the operations and financial reporting of the Registrant.

The Audit Committee may delegate preapproval authority to one or more of its members. The member or members to whom such authority is delegated shall report any preapproval decisions to the Audit Committee at its next scheduled meeting.

In accordance with the Procedures, the annual audit services engagement terms and fees for the Registrant will be subject to the preapproval of the Audit Committee. In addition to the annual audit services engagement approved by the Audit Committee, the Audit Committee may grant preapproval for other audit services, which are those services that only the independent accountant reasonably can provide.

Requests or applications to provide services that require separate approval by the Audit Committee will be submitted to the Audit Committee by both the independent accountant and the Registrant’s treasurer, and must include a joint statement as to whether, in their view, the request or application is consistent with the Securities and Exchange Commissions’ rules on auditor independence.

Management will promptly report to the Chair of the Audit Committee any violation of this Procedure of which it becomes aware.

(e)(2)

The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X for fiscal years ended 2021 and 2020 was zero.

(f)	Not Applicable.

(g)	Not Applicable.

(h)

The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the Registrant’s Adviser, and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintain the principal accountant’s independence.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5:	Audit Committee of Listed Registrants.

(a)

The following individuals comprise the standing Audit Committee: Sandra N. Bane, Leo J. Hill, Kathleen T. Ives, Lauriann C. Kloppenburg, Frederic A. Nelson III, John E. Pelletier, Patricia L. Sawyer and John W. Waechter.

(b)	Not Applicable.

Item 6:	Investments.

(a)	The schedules of investments are included in the Annual Report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not Applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10:	Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11:	Controls and Procedures.

(a)

The Registrant’s principal executive officer and principal financial officer evaluated the effectiveness of the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are appropriately designed to ensure that information required to be disclosed by the Registrant in the reports that it files on Form N-CSR (a) is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

The Registrant’s principal executive officer and principal financial officer are aware of no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13:	Exhibits.

(a)(1)

Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. The Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(a)(2)

A separate certification for each principal executive and principal officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below. Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(a)(3)

Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(4)	Change in the registrant’s independent public accountant. Not applicable.

(b)

Certification pursuant to Section  906 of the Sarbanes-Oxley Act of 2002. A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. The certification furnished pursuant to this paragraph is not deemed to be “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to liability of that section. Such certification is not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Transamerica Asset Allocation Variable Funds
(Registrant)

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marijn P. Smit
Marijn P. Smit
President and Chief Executive Officer
(Principal Executive Officer)
Date:	March 3, 2022

By:	/s/ Vincent J. Toner
Vincent J. Toner
Vice President and Treasurer (Principal Financial Officer and Principal Accounting Officer)
Date:	March 3, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

13(a)(1)	Code of Ethics for Principal Executive and Principal Financial Officers

13(a)(2)(i)	Section 302 N-CSR Certification of Principal Executive Officer

13(a)(2)(ii)	Section 302 N-CSR Certification of Principal Financial Officer

13(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer